DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All World ex US Hedged Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.6%
Australia - 4.5%
Ampol Ltd.	1,132	$28,990
ANZ Group Holdings Ltd.	16,716	309,121
APA Group(a)	6,471	33,018
Aristocrat Leisure Ltd.	3,274	99,233
ASX Ltd.	1,277	54,592
Aurizon Holdings Ltd.	11,688	28,945
BHP Group Ltd.	28,175	804,523
BlueScope Steel Ltd.	2,379	35,319
Brambles Ltd.	7,289	71,399
CAR Group Ltd.	2,327	55,601
Cochlear Ltd.	351	79,891
Coles Group Ltd.	7,156	78,609
Commonwealth Bank of Australia	9,562	723,523
Computershare Ltd.	3,152	53,105
CSL Ltd.	2,696	501,607
Dexus REIT	5,645	27,006
EBOS Group Ltd.	764	17,188
Endeavour Group Ltd.	7,738	27,663
Fortescue Ltd.	9,269	156,224
Goodman Group REIT	9,696	188,442
GPT Group REIT	11,034	31,199
IDP Education Ltd.(b)	1,240	15,386
Insurance Australia Group Ltd.	13,995	56,400
Lottery Corp. Ltd.	13,578	44,835
Macquarie Group Ltd.	2,073	262,497
Medibank Pvt Ltd.	15,582	36,361
Mineral Resources Ltd.	964	41,788
Mirvac Group REIT	21,179	30,011
National Australia Bank Ltd.	17,342	381,455
Northern Star Resources Ltd.	6,974	58,477
Orica Ltd.	2,566	28,538
Origin Energy Ltd.	9,026	52,743
Pilbara Minerals Ltd.(b)	15,347	41,897
Qantas Airways Ltd.*	5,390	17,973
QBE Insurance Group Ltd.	8,114	91,189
Ramsay Health Care Ltd.	1,077	38,440
REA Group Ltd.	333	42,015
Reece Ltd.	1,026	17,920
Rio Tinto Ltd.	2,028	163,167
Santos Ltd.	18,485	85,068
Scentre Group REIT	28,919	58,460
SEEK Ltd.	1,941	33,093
Seven Group Holdings Ltd.	1,018	25,482
Sonic Healthcare Ltd.	2,394	46,450
South32 Ltd.	24,670	47,305
Stockland REIT	12,350	36,043
Suncorp Group Ltd.	7,340	72,996
Telstra Group Ltd.	22,052	54,755
Transurban Group(a)	16,737	147,302
Treasury Wine Estates Ltd.	3,910	31,387
Vicinity Ltd. REIT	26,697	33,665
Washington H Soul Pattinson & Co. Ltd.	1,181	26,515
Wesfarmers Ltd.	6,245	270,508
Westpac Banking Corp.	20,054	343,475
WiseTech Global Ltd.	959	58,894
Woodside Energy Group Ltd.	10,362	204,484
Woolworths Group Ltd.	6,944	147,234

(Cost $5,907,492)		6,549,406

Austria - 0.1%
Erste Group Bank AG	1,931	77,011
OMV AG	806	35,490
Verbund AG	394	28,531
voestalpine AG	861	23,487

(Cost $161,349)		164,519

Belgium - 0.5%
Ageas SA/NV	827	35,038
Anheuser-Busch InBev SA/NV	4,912	295,812
D’ieteren Group	108	20,777
Elia Group SA/NV	191	21,201
Groupe Bruxelles Lambert NV	484	36,272
KBC Group NV	1,346	94,414
Lotus Bakeries NV	3	28,209
Sofina SA	93	21,168
Syensqo SA*	417	37,232
UCB SA	684	78,732
Umicore SA	1,218	25,394
Warehouses De Pauw CVA REIT	1,045	27,874

(Cost $819,264)		722,123

Brazil - 1.1%
Ambev SA	26,300	66,555
Atacadao SA	2,964	7,209
B3 SA - Brasil Bolsa Balcao	31,090	80,241
Banco Bradesco SA	9,678	23,946
Banco BTG Pactual S.A	6,891	50,444
Banco do Brasil SA	5,000	58,196
Banco Santander Brasil SA	2,049	11,788
BB Seguridade Participacoes SA	3,235	21,696
Caixa Seguridade Participacoes S/A	4,395	12,705
CCR SA	5,360	14,858
Centrais Eletricas Brasileiras SA	7,370	64,492
Cia de Saneamento Basico do Estado de Sao Paulo	1,920	30,574
Cia Siderurgica Nacional SA	3,957	13,389
Cosan SA	5,210	17,817
CPFL Energia SA	1,773	12,622
Energisa SA	1,733	17,724
Eneva SA*	3,626	9,358
Engie Brasil Energia SA	1,304	11,023
Equatorial Energia SA	5,957	40,959

Hapvida Participacoes e Investimentos SA, 144A*	33,394	24,654
Hypera SA	3,014	19,935
JBS SA	5,104	23,676
Klabin SA	3,942	17,898
Localiza Rent a Car SA*	16	171
Localiza Rent a Car SA	4,617	49,225
Lojas Renner SA	6,078	19,318
Magazine Luiza SA*	19,206	8,229
Natura & Co. Holding SA*	6,002	19,692
Petroleo Brasileiro SA	21,180	175,623
PRIO SA	4,568	40,166
Raia Drogasil SA	7,106	38,081
Rede D’Or Sao Luiz SA, 144A	2,233	11,374
Rumo SA	7,169	32,765
Sendas Distribuidora SA	6,762	19,316
Suzano SA	4,434	50,262
Telefonica Brasil SA	2,515	27,563
TIM SA	4,993	18,250
TOTVS SA	4,154	25,645
Ultrapar Participacoes SA	3,444	20,341
Vale SA	19,127	257,753
Vibra Energia SA	5,082	26,437
WEG SA	9,143	67,481

(Cost $1,260,458)		1,559,451

Canada - 7.3%
Agnico Eagle Mines Ltd.	2,740	131,413
Air Canada*	1,018	13,592
Alimentation Couche-Tard, Inc.	4,386	272,018
AltaGas Ltd.	1,555	33,331
ARC Resources Ltd.	3,455	58,884
Bank of Montreal	4,143	374,996
Bank of Nova Scotia	6,903	334,736
Barrick Gold Corp.	6,623	96,577
Barrick Gold Corp.	2,794	40,973
BCE, Inc.	540	20,038
Brookfield Asset Management Ltd., Class A	1,924	78,412
Brookfield Corp.	7,578	312,691
BRP, Inc.	178	11,749
CAE, Inc.*	1,806	33,721
Cameco Corp.	2,292	92,886
Canadian Apartment Properties REIT	436	15,295
Canadian Imperial Bank of Commerce	5,037	238,350
Canadian National Railway Co.	3,004	389,503
Canadian Natural Resources Ltd.	6,116	426,045
Canadian Pacific Kansas City Ltd.	5,215	442,784
Canadian Tire Corp. Ltd., Class A	229	23,302
Canadian Utilities Ltd., Class A	795	17,902
CCL Industries, Inc., Class B	975	49,700
Cenovus Energy, Inc.	8,131	141,693
CGI, Inc.*	1,124	129,051
Constellation Software, Inc.	113	314,599
Descartes Systems Group, Inc.*	534	46,284
Dollarama, Inc.	1,607	124,307
Element Fleet Management Corp.	2,207	36,833
Emera, Inc.	1,595	55,942
Empire Co. Ltd., Class A	759	19,233
Enbridge, Inc.	11,932	410,145
Fairfax Financial Holdings Ltd.	122	130,220
First Quantum Minerals Ltd.	3,134	29,674
FirstService Corp.	251	41,306
Fortis, Inc.	2,603	100,368
Franco-Nevada Corp.	1,091	114,225
George Weston Ltd.	338	44,271
GFL Environmental, Inc.	1,373	49,501
Gildan Activewear, Inc.	880	30,644
Great-West Lifeco, Inc.	1,338	41,210
Hydro One Ltd., 144A	2,095	62,442
iA Financial Corp., Inc.	487	30,200
IGM Financial, Inc.	297	7,802
Imperial Oil Ltd.	1,130	70,707
Intact Financial Corp.	951	158,141
Ivanhoe Mines Ltd., Class A*	3,638	38,681
Keyera Corp.	1,294	31,836
Kinross Gold Corp.	7,362	36,019
Loblaw Cos. Ltd.	895	95,386
Lundin Mining Corp.	3,958	31,293
Magna International, Inc.	1,445	79,621
Manulife Financial Corp.	10,018	237,763
MEG Energy Corp.*	1,386	29,667
Metro, Inc.	1,280	69,303
National Bank of Canada	1,875	146,350
Northland Power, Inc.	1,498	25,387
Nutrien Ltd.	2,672	139,472
Onex Corp.	365	27,182
Open Text Corp.	1,525	58,645
Pan American Silver Corp.	2,077	25,772
Parkland Corp.	871	27,860
Pembina Pipeline Corp.	3,324	115,678
Power Corp. of Canada	3,281	94,793
Quebecor, Inc., Class B	1,005	23,504
Restaurant Brands International, Inc.	1,730	134,331
RioCan Real Estate Investment Trust REIT	676	8,906
Rogers Communications, Inc., Class B	2,082	92,138
Royal Bank of Canada	7,937	770,804
Saputo, Inc.	1,471	29,926
Shopify, Inc., Class A*	6,797	519,309
Stantec, Inc.	673	56,194
Sun Life Financial, Inc.	3,296	175,055
Suncor Energy, Inc.	7,344	252,331

TC Energy Corp.	5,756	227,670
Teck Resources Ltd., Class B	2,573	98,870
TELUS Corp.	2,778	48,451
TFI International, Inc.	441	65,158
Thomson Reuters Corp.	892	140,811
TMX Group Ltd.	1,685	44,200
Toromont Industries Ltd.	515	47,301
Toronto-Dominion Bank	9,944	597,087
Tourmaline Oil Corp.	1,717	77,706
West Fraser Timber Co. Ltd.	266	21,407
Wheaton Precious Metals Corp.	2,428	100,061
WSP Global, Inc.	674	106,984

(Cost $8,208,655)		10,646,608

Chile - 0.1%
Antofagasta PLC	2,156	49,464
Banco de Chile	258,773	30,001
Banco de Credito e Inversiones SA	518	14,370
Banco Santander Chile	361,173	17,564
Cencosud SA	8,433	15,145
Cia Sud Americana de Vapores SA	36,842	2,573
Empresas CMPC SA	7,496	13,307
Empresas Copec SA	2,226	14,286
Enel Americas SA	107,638	10,975
Enel Chile SA	123,794	7,436
Falabella SA*	4,372	11,088
Latam Airlines Group SA*	1,142,519	14,369

(Cost $218,679)		200,578

China - 6.2%
360 Security Technology, Inc., Class A*	3,700	4,503
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,900	5,136
AAC Technologies Holdings, Inc.	3,567	8,866
Advanced Micro-Fabrication Equipment, Inc., China, Class A	350	7,129
AECC Aviation Power Co. Ltd., Class A	1,000	4,775
Agricultural Bank of China Ltd., Class A	28,900	16,803
Agricultural Bank of China Ltd., Class H	157,970	64,968
Aier Eye Hospital Group Co. Ltd., Class A	4,061	8,256
Air China Ltd., Class A*	6,900	7,162
Air China Ltd., Class H*	9,926	5,325
Akeso, Inc., 144A*	3,369	20,267
Alibaba Group Holding Ltd.	91,624	853,106
Aluminum Corp. of China Ltd., Class A	7,300	6,129
Aluminum Corp. of China Ltd., Class H	18,664	9,345
Anhui Conch Cement Co. Ltd., Class A	1,200	3,986
Anhui Conch Cement Co. Ltd., Class H	6,575	14,377
Anhui Gujing Distillery Co. Ltd., Class A	100	3,041
Anhui Gujing Distillery Co. Ltd., Class B	526	7,445
ANTA Sports Products Ltd.	6,941	68,040
Asymchem Laboratories Tianjin Co. Ltd., Class A	280	3,948
Autohome, Inc., ADR	380	9,876
AviChina Industry & Technology Co. Ltd., Class H	21,908	8,982
Baidu, Inc., Class A*	12,193	155,031
Bank of Beijing Co. Ltd., Class A	11,100	7,979
Bank of China Ltd., Class A	16,800	10,421
Bank of China Ltd., Class H	432,156	170,003
Bank of Communications Co. Ltd., Class A	11,800	10,267
Bank of Communications Co. Ltd., Class H	49,744	32,657
Bank of Hangzhou Co. Ltd., Class A	3,700	5,689
Bank of Jiangsu Co. Ltd., Class A	11,600	12,346
Bank of Nanjing Co. Ltd., Class A	7,900	9,592
Bank of Ningbo Co. Ltd., Class A	2,210	6,833
Bank of Shanghai Co. Ltd., Class A	5,590	5,065
Baoshan Iron & Steel Co. Ltd., Class A	10,200	9,441
Beijing Kingsoft Office Software, Inc., Class A	256	9,625
Beijing Tongrentang Co. Ltd., Class A	100	618
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	203	2,072
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	10,800	7,568
Bilibili, Inc., Class Z*	1,128	11,043
BOE Technology Group Co. Ltd., Class A	15,500	8,582
BYD Co. Ltd., Class A	700	18,572
BYD Co. Ltd., Class H	5,799	143,170
BYD Electronic International Co. Ltd.	4,995	18,884
CGN Power Co. Ltd., Class H, 144A	82,381	25,042
Changchun High & New Technology Industry Group, Inc., Class A	200	3,566
Chaozhou Three-Circle Group Co. Ltd., Class A	1,100	3,871
China Cinda Asset Management Co. Ltd., Class H	54,699	5,240
China CITIC Bank Corp. Ltd., Class H	52,339	27,876
China Coal Energy Co. Ltd., Class H	5,298	5,718
China Communications Services Corp. Ltd., Class H	14,234	6,054
China Construction Bank Corp., Class A	4,300	4,177
China Construction Bank Corp., Class H	550,129	342,886
China CSSC Holdings Ltd., Class A	2,400	11,823
China Eastern Airlines Corp. Ltd., Class A*	8,400	4,441
China Energy Engineering Corp. Ltd., Class A	17,700	5,354
China Everbright Bank Co. Ltd., Class A	14,000	6,256
China Everbright Bank Co. Ltd., Class H	13,497	4,223
China Feihe Ltd., 144A	21,663	10,791
China Galaxy Securities Co. Ltd., Class A	1,470	2,478

China Galaxy Securities Co. Ltd., Class H	26,284	13,831
China Hongqiao Group Ltd.	14,641	11,388
China International Capital Corp. Ltd., Class H, 144A	8,796	11,043
China Jushi Co. Ltd., Class A	4,400	6,118
China Life Insurance Co. Ltd., Class A	700	2,946
China Life Insurance Co. Ltd., Class H	41,086	50,639
China Literature Ltd., 144A*	2,048	6,317
China Longyuan Power Group Corp. Ltd., Class H	21,208	15,006
China Mengniu Dairy Co. Ltd.*	17,015	42,768
China Merchants Bank Co. Ltd., Class A	7,600	33,790
China Merchants Bank Co. Ltd., Class H	21,031	82,061
China Merchants Energy Shipping Co. Ltd., Class A	6,700	6,694
China Merchants Securities Co. Ltd., Class A	4,200	8,218
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,300	3,006
China Minsheng Banking Corp. Ltd., Class A	13,500	7,568
China Minsheng Banking Corp. Ltd., Class H	28,896	10,186
China National Building Material Co. Ltd., Class H	15,893	5,988
China National Nuclear Power Co. Ltd., Class A	11,200	13,490
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,300	3,400
China Oilfield Services Ltd., Class H	10,996	9,691
China Pacific Insurance Group Co. Ltd., Class A	2,100	7,466
China Pacific Insurance Group Co. Ltd., Class H	13,944	26,607
China Petroleum & Chemical Corp., Class A	9,200	7,979
China Petroleum & Chemical Corp., Class H	135,133	74,733
China Railway Group Ltd., Class A	13,900	12,248
China Railway Group Ltd., Class H	18,491	9,022
China Resources Microelectronics Ltd., Class A	622	3,698
China Resources Mixc Lifestyle Services Ltd., 144A	3,535	10,700
China Resources Pharmaceutical Group Ltd., 144A	5,360	3,628
China Shenhua Energy Co. Ltd., Class A	2,690	14,409
China Shenhua Energy Co. Ltd., Class H	18,207	70,344
China Southern Airlines Co. Ltd., Class A*	10,000	8,215
China State Construction Engineering Corp. Ltd., Class A	13,900	10,319
China Three Gorges Renewables Group Co. Ltd., Class A	12,800	8,206
China Tourism Group Duty Free Corp. Ltd., Class A	800	9,669
China Tourism Group Duty Free Corp. Ltd., Class H, 144A	620	6,090
China Tower Corp. Ltd., Class H, 144A	293,078	35,561
China United Network Communications Ltd., Class A	10,000	6,661
China Vanke Co. Ltd., Class A	3,300	4,598
China Vanke Co. Ltd., Class H	11,678	9,039
China Yangtze Power Co. Ltd., Class A	8,900	30,937
China Zhenhua Group Science & Technology Co. Ltd., Class A	600	4,776
Chongqing Brewery Co. Ltd., Class A	200	1,818
Chongqing Changan Automobile Co. Ltd., Class A	3,640	7,526
Chongqing Rural Commercial Bank Co. Ltd., Class A	7,100	4,414
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,200	8,907
CITIC Ltd.	29,803	30,109
CITIC Securities Co. Ltd., Class A	4,030	11,911
CITIC Securities Co. Ltd., Class H	8,619	15,984
CMOC Group Ltd., Class A	13,200	11,265
CMOC Group Ltd., Class H	15,252	9,428
Contemporary Amperex Technology Co. Ltd., Class A	1,578	35,804
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	2,600	4,972
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	6,660	6,303
COSCO SHIPPING Holdings Co. Ltd., Class A	6,330	9,223
COSCO SHIPPING Holdings Co. Ltd., Class H	18,876	20,348
Country Garden Holdings Co. Ltd.*	60,195	4,920
Country Garden Services Holdings Co. Ltd.	11,992	9,175
CRRC Corp. Ltd., Class A	8,000	7,083
CRRC Corp. Ltd., Class H	22,253	11,482
CSC Financial Co. Ltd., Class A	1,960	6,337
CSPC Pharmaceutical Group Ltd.	52,024	40,665
Daqin Railway Co. Ltd., Class A	7,700	7,971
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,008	3,328
Dongfang Electric Corp. Ltd., Class A	100	227
Dongfeng Motor Group Co. Ltd., Class H	23,713	10,146
East Buy Holding Ltd., 144A*	2,750	8,500

East Money Information Co. Ltd., Class A	5,134	10,002
Ecovacs Robotics Co. Ltd., Class A	200	1,036
ENN Energy Holdings Ltd.	4,157	34,166
Eve Energy Co. Ltd., Class A	900	4,784
Everbright Securities Co. Ltd., Class A	1,800	4,219
Flat Glass Group Co. Ltd., Class H	2,614	4,834
Focus Media Information Technology Co. Ltd., Class A	3,200	2,798
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,821	10,274
Fosun International Ltd.	21,044	12,149
Foxconn Industrial Internet Co. Ltd., Class A	4,600	11,930
Fuyao Glass Industry Group Co. Ltd., Class A	1,100	6,608
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,423	17,160
Ganfeng Lithium Group Co. Ltd., Class A	700	3,890
Ganfeng Lithium Group Co. Ltd., Class H, 144A	2,119	7,037
GD Power Development Co. Ltd., Class A	12,900	8,378
Genscript Biotech Corp.*	6,892	13,926
GF Securities Co. Ltd., Class A	2,000	3,935
GF Securities Co. Ltd., Class H	6,132	6,610
Giant Biogene Holding Co. Ltd., 144A*	2,812	12,858
GigaDevice Semiconductor, Inc., Class A	168	1,708
Ginlong Technologies Co. Ltd., Class A	300	2,711
GoerTek, Inc., Class A	1,500	3,464
Goldwind Science & Technology Co. Ltd., Class A	4,300	4,559
Gotion High-tech Co. Ltd., Class A*	1,500	4,119
Great Wall Motor Co. Ltd., Class A	1,200	3,897
Great Wall Motor Co. Ltd., Class H	8,119	9,188
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,000	5,419
Guangdong Haid Group Co. Ltd., Class A	400	2,393
Guanghui Energy Co. Ltd., Class A	2,500	2,598
Guangzhou Automobile Group Co. Ltd., Class A	3,800	4,698
Guangzhou Automobile Group Co. Ltd., Class H	17,222	7,457
Guangzhou Tinci Materials Technology Co. Ltd., Class A	800	2,291
Guosen Securities Co. Ltd., Class A	5,900	7,057
Guotai Junan Securities Co. Ltd., Class A	3,100	6,491
H World Group Ltd., ADR	1,269	46,395
Haidilao International Holding Ltd., 144A	9,916	18,161
Haier Smart Home Co. Ltd., Class A	2,100	7,020
Haier Smart Home Co. Ltd., Class H	12,032	36,728
Hainan Airlines Holding Co. Ltd., Class A*	40,100	7,957
Haitian International Holdings Ltd.	4,489	11,375
Haitong Securities Co. Ltd., Class A	5,000	6,342
Haitong Securities Co. Ltd., Class H	14,205	7,058
Hangzhou First Applied Material Co. Ltd., Class A	784	3,027
Hangzhou Silan Microelectronics Co. Ltd., Class A	800	2,320
Hansoh Pharmaceutical Group Co. Ltd., 144A	7,293	12,854
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,100	4,460
Hengan International Group Co. Ltd.	3,819	11,804
Hengli Petrochemical Co. Ltd., Class A*	1,800	3,180
Hithink RoyalFlush Information Network Co. Ltd., Class A	400	7,608
Hoshine Silicon Industry Co. Ltd., Class A	500	3,677
Hua Hong Semiconductor Ltd., 144A*	2,689	5,770
Huadian Power International Corp. Ltd., Class A	8,000	6,872
Huadong Medicine Co. Ltd., Class A	700	3,272
Hualan Biological Engineering, Inc., Class A	670	1,834
Huaneng Power International, Inc., Class A*	3,500	4,284
Huaneng Power International, Inc., Class H*	17,022	9,566
Huatai Securities Co. Ltd., Class A	1,700	3,430
Huatai Securities Co. Ltd., Class H, 144A	9,693	11,464
Huaxia Bank Co. Ltd., Class A	9,400	8,270
Huayu Automotive Systems Co. Ltd., Class A	1,700	4,121
Huizhou Desay Sv Automotive Co. Ltd., Class A	300	4,271
Hundsun Technologies, Inc., Class A	1,456	4,934
Hygeia Healthcare Holdings Co. Ltd., 144A	2,124	7,989
Hygon Information Technology Co. Ltd., Class A	639	7,548
Iflytek Co. Ltd., Class A	900	6,168
Imeik Technology Development Co. Ltd., Class A	100	4,538
Industrial & Commercial Bank of China Ltd., Class A	33,000	24,407
Industrial & Commercial Bank of China Ltd., Class H	353,454	182,381
Industrial Bank Co. Ltd., Class A	8,800	20,332
Industrial Securities Co. Ltd., Class A	1,950	1,572
Ingenic Semiconductor Co. Ltd., Class A	300	2,729
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	32,600	6,967

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,600	1,403
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,100	8,261
Inner Mongolia Yitai Coal Co. Ltd., Class B	6,300	12,701
Innovent Biologics, Inc., 144A*	5,347	28,922
iQIYI, Inc., ADR*	1,953	7,207
JA Solar Technology Co. Ltd., Class A	1,764	4,590
JD Health International, Inc., 144A*	5,531	21,052
JD Logistics, Inc., 144A*	13,732	13,628
JD.com, Inc., Class A	13,205	150,189
Jiangsu Eastern Shenghong Co. Ltd., Class A	2,200	3,205
Jiangsu Expressway Co. Ltd., Class H	8,873	9,123
Jiangsu Hengli Hydraulic Co. Ltd., Class A	600	4,730
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	15,384
Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,100	8,197
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	700	9,811
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,300	2,361
Jiangxi Copper Co. Ltd., Class A	2,700	7,340
Jiangxi Copper Co. Ltd., Class H	3,974	5,918
Jinko Solar Co. Ltd., Class A	4,383	5,370
Kanzhun Ltd., ADR	1,212	18,968
KE Holdings, Inc., ADR	3,589	48,774
Kingdee International Software Group Co. Ltd.*	15,602	16,858
Kingsoft Corp. Ltd.	5,845	16,312
Kuaishou Technology, 144A*	12,939	73,541
Kweichow Moutai Co. Ltd., Class A	400	94,083
Lenovo Group Ltd.	39,932	44,219
Lens Technology Co. Ltd., Class A	2,610	4,382
Lepu Medical Technology Beijing Co. Ltd., Class A	1,200	2,513
Li Auto, Inc., Class A*	6,095	138,022
Li Ning Co. Ltd.	12,557	31,306
Lingyi iTech Guangdong Co., Class A	3,100	2,362
Longfor Group Holdings Ltd., 144A	10,936	13,800
LONGi Green Energy Technology Co. Ltd., Class A	3,340	9,844
Luxshare Precision Industry Co. Ltd., Class A	3,349	12,817
Luzhou Laojiao Co. Ltd., Class A	600	14,633
Mango Excellent Media Co. Ltd., Class A	1,200	4,126
Maxscend Microelectronics Co. Ltd., Class A	160	2,387
Meituan, Class B, 144A*	27,813	283,476
Metallurgical Corp. of China Ltd., Class A	5,900	2,726
Midea Group Co. Ltd., Class A	1,200	10,429
Ming Yang Smart Energy Group Ltd., Class A	2,300	3,255
MINISO Group Holding Ltd.	2,200	10,242
Montage Technology Co. Ltd., Class A	617	4,469
Muyuan Foods Co. Ltd., Class A	2,134	11,398
NARI Technology Co. Ltd., Class A	3,691	11,872
NAURA Technology Group Co. Ltd., Class A	200	7,884
NetEase, Inc.	10,740	241,700
New China Life Insurance Co. Ltd., Class A	1,300	5,917
New China Life Insurance Co. Ltd., Class H	4,257	8,199
New Hope Liuhe Co. Ltd., Class A*	1,400	1,721
New Oriental Education & Technology Group, Inc.*	8,270	78,427
Ninestar Corp., Class A	548	1,782
Ningbo Deye Technology Co. Ltd., Class A	180	2,091
Ningbo Tuopu Group Co. Ltd., Class A	500	4,074
Ningxia Baofeng Energy Group Co. Ltd., Class A	4,466	9,463
NIO, Inc., ADR*(b)	7,771	44,683
Nongfu Spring Co. Ltd., Class H, 144A	10,781	61,138
Oppein Home Group, Inc., Class A	500	4,821
Orient Securities Co. Ltd., Class A	2,048	2,504
People’s Insurance Co. Group of China Ltd., Class A	5,600	4,080
People’s Insurance Co. Group of China Ltd., Class H	44,346	14,783
PetroChina Co. Ltd., Class A	7,700	9,445
PetroChina Co. Ltd., Class H	109,802	86,529
Pharmaron Beijing Co. Ltd., Class A	900	2,916
PICC Property & Casualty Co. Ltd., Class H	37,106	50,805
Ping An Bank Co. Ltd., Class A	6,600	9,699
Ping An Insurance Group Co. of China Ltd., Class A	4,400	26,193
Ping An Insurance Group Co. of China Ltd., Class H	36,683	164,452
Poly Developments and Holdings Group Co. Ltd., Class A	3,900	5,287
Pop Mart International Group Ltd., 144A	3,770	9,428
Postal Savings Bank of China Co. Ltd., Class A	14,000	9,422

Postal Savings Bank of China Co. Ltd., Class H, 144A	44,006	23,213
Power Construction Corp. of China Ltd., Class A	5,900	4,184
Qifu Technology, Inc., ADR	515	7,957
Qinghai Salt Lake Industry Co. Ltd., Class A*	2,900	6,499
Rongsheng Petrochemical Co. Ltd., Class A	2,550	3,631
SAIC Motor Corp. Ltd., Class A	2,400	4,982
Sanan Optoelectronics Co. Ltd., Class A	1,700	2,935
Sangfor Technologies, Inc., Class A*	400	3,519
Sany Heavy Equipment International Holdings Co. Ltd.	6,832	5,305
Sany Heavy Industry Co. Ltd., Class A	2,800	5,416
Satellite Chemical Co. Ltd., Class A*	2,937	6,761
SDIC Power Holdings Co. Ltd., Class A	2,500	4,999
Seazen Holdings Co. Ltd., Class A*	2,500	3,611
SF Holding Co. Ltd., Class A	1,860	9,898
SG Micro Corp., Class A	195	1,914
Shaanxi Coal Industry Co. Ltd., Class A	4,700	16,827
Shandong Gold Mining Co. Ltd., Class A	2,200	6,622
Shandong Gold Mining Co. Ltd., Class H, 144A	4,780	7,595
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	900	3,434
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	13,432	8,732
Shanghai Baosight Software Co. Ltd., Class A	1,092	7,092
Shanghai Baosight Software Co. Ltd., Class B	4,056	9,126
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,100	3,752
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,018	5,458
Shanghai Junshi Biosciences Co. Ltd., Class A*	270	1,176
Shanghai M&G Stationery, Inc., Class A	800	3,954
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,300	3,271
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,214	8,391
Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	9,227
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,160	3,020
Shanghai Rural Commercial Bank Co. Ltd., Class A	7,000	6,265
Shanghai United Imaging Healthcare Co. Ltd., Class A	672	13,270
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,600	2,587
Shanxi Meijin Energy Co. Ltd., Class A*	3,100	2,951
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	420	13,583
Shenwan Hongyuan Group Co. Ltd., Class A	11,900	7,563
Shenzhen Inovance Technology Co. Ltd., Class A	1,050	9,210
Shenzhen Kangtai Biological Products Co. Ltd., Class A	896	3,018
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	445	17,857
Shenzhen SC New Energy Technology Corp., Class A	300	2,696
Shenzhen Transsion Holdings Co. Ltd., Class A	263	5,792
Shenzhou International Group Holdings Ltd.	4,510	37,183
Sichuan Chuantou Energy Co. Ltd., Class A	1,900	4,129
Sichuan Road & Bridge Group Co. Ltd., Class A	3,920	4,439
Silergy Corp.	1,844	24,326
Sinopharm Group Co. Ltd., Class H	8,105	22,722
Sinotruk Hong Kong Ltd.	5,649	14,935
Smoore International Holdings Ltd., 144A	10,110	7,063
StarPower Semiconductor Ltd., Class A	100	2,103
Sungrow Power Supply Co. Ltd., Class A	500	6,051
Sunny Optical Technology Group Co. Ltd.	3,609	23,416
SUPCON Technology Co. Ltd., Class A	248	1,582
Suzhou Maxwell Technologies Co. Ltd., Class A	160	2,699
TAL Education Group, ADR*	2,073	30,535
TBEA Co. Ltd., Class A	1,950	4,029
TCL Technology Group Corp., Class A*	1,280	805
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	1,375	2,580
Tencent Holdings Ltd.	36,959	1,308,517
Tencent Music Entertainment Group, ADR*	4,954	51,868
Tianma Microelectronics Co. Ltd., Class A*	1,000	1,271
Tianqi Lithium Corp., Class A	800	5,954
Tingyi Cayman Islands Holding Corp.	13,235	14,757
Tongcheng Travel Holdings Ltd.*	5,989	15,115
Tongwei Co. Ltd., Class A	1,700	6,251
Topsports International Holdings Ltd., 144A	16,911	11,491
TravelSky Technology Ltd., Class H	4,346	5,207
Trina Solar Co. Ltd., Class A	1,184	4,116

Trip.com Group Ltd.*	3,114	141,909
Tsingtao Brewery Co. Ltd., Class A	200	2,227
Tsingtao Brewery Co. Ltd., Class H	4,040	25,929
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	475	4,719
Unisplendour Corp. Ltd., Class A*	1,880	5,765
Vipshop Holdings Ltd., ADR*	1,999	38,481
Walvax Biotechnology Co. Ltd., Class A	900	2,298
Wanhua Chemical Group Co. Ltd., Class A	1,021	11,271
Weichai Power Co. Ltd., Class A	2,100	4,919
Weichai Power Co. Ltd., Class H	7,703	15,151
Wens Foodstuffs Group Co. Ltd., Class A	2,440	6,494
Will Semiconductor Co. Ltd., Class A	540	7,194
Wingtech Technology Co. Ltd., Class A*	397	2,102
Wuliangye Yibin Co. Ltd., Class A	1,200	23,687
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,500	5,495
WuXi AppTec Co. Ltd., Class A	920	6,955
WuXi AppTec Co. Ltd., Class H, 144A	2,094	13,025
Wuxi Biologics Cayman, Inc., 144A*	21,529	52,355
Xiaomi Corp., Class B, 144A*	83,432	140,874
Xinjiang Daqo New Energy Co. Ltd., Class A	1,551	6,287
Xinyi Solar Holdings Ltd.	24,569	14,937
XPeng, Inc., Class A*	5,888	26,998
Yadea Group Holdings Ltd., 144A	6,987	10,959
Yankuang Energy Group Co. Ltd., Class A	1,050	3,771
Yankuang Energy Group Co. Ltd., Class H	14,244	32,892
Yifeng Pharmacy Chain Co. Ltd., Class A	840	4,590
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	4,488
YongXing Special Materials Technology Co. Ltd., Class A	390	2,987
Yonyou Network Technology Co. Ltd., Class A	1,700	2,989
YTO Express Group Co. Ltd., Class A	900	1,592
Yum China Holdings, Inc.	2,265	97,146
Yunnan Baiyao Group Co. Ltd., Class A	560	3,872
Yunnan Energy New Material Co. Ltd., Class A	300	1,910
Zai Lab Ltd.*	5,802	12,627
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	6,189
Zhaojin Mining Industry Co. Ltd., Class H	8,439	8,784
Zhejiang Chint Electrics Co. Ltd., Class A	1,200	3,427
Zhejiang Dahua Technology Co. Ltd., Class A	3,600	9,247
Zhejiang Expressway Co. Ltd., Class H	8,026	6,130
Zhejiang Huayou Cobalt Co. Ltd., Class A	650	2,498
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	600	3,081
Zhejiang Leapmotor Technology Co. Ltd., 144A*	2,532	8,861
Zhejiang NHU Co. Ltd., Class A	2,160	5,395
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	5,473	8,668
Zhongji Innolight Co. Ltd., Class A	600	12,919
Zhongsheng Group Holdings Ltd.	3,824	7,014
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,305	9,709
Zijin Mining Group Co. Ltd., Class A	6,800	12,371
Zijin Mining Group Co. Ltd., Class H	30,106	48,680
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,400	4,885
ZTE Corp., Class A	1,512	6,265
ZTE Corp., Class H	3,477	7,843
ZTO Express Cayman, Inc., ADR	2,213	42,467

(Cost $11,458,934)		8,958,361

Colombia - 0.0%
Bancolombia SA	1,292	10,843
Interconexion Electrica SA ESP	2,692	11,467

(Cost $24,936)		22,310

Cyprus - 0.0%
TCS Group Holding PLC, GDR*(c)
(Cost $34,897)	608	0

Czech Republic - 0.0%
CEZ AS	925	31,603
Komercni Banka AS	414	14,409
Moneta Money Bank AS, 144A	1,846	8,110

(Cost $44,151)		54,122

Denmark - 2.3%
A.P. Moller - Maersk A/S, Class A	15	20,336
A.P. Moller - Maersk A/S, Class B	26	36,743
Carlsberg AS, Class B	571	79,567
Coloplast A/S, Class B	746	99,041
Danske Bank A/S	3,671	107,790
Demant A/S*	659	32,976
DSV A/S	1,016	162,937
Genmab A/S*	373	104,385
Novo Nordisk A/S, Class B	18,283	2,173,070
Novozymes A/S, Class B	2,041	115,064
Orsted AS, 144A	976	54,726
Pandora A/S	496	80,048
ROCKWOOL A/S, Class B	64	20,463
Tryg A/S	1,743	37,026
Vestas Wind Systems A/S*	5,535	154,047

(Cost $1,473,271)		3,278,219

Egypt - 0.0%
Commercial International Bank - Egypt (CIB)	15,165	35,876
Eastern Co. SAE	4,376	5,122

(Cost $32,658)		40,998

Finland - 0.6%
Elisa OYJ	721	32,464
Fortum OYJ	2,567	32,045
Kesko OYJ, Class B	1,624	31,006
Kone OYJ, Class B	1,822	89,048
Metso Corp.	3,905	41,665
Neste OYJ	2,319	63,587
Nokia OYJ	29,278	103,143
Nordea Bank Abp	17,843	216,760
Orion OYJ, Class B	634	24,942
Sampo OYJ, Class A	2,404	107,489
Stora Enso OYJ, Class R	3,350	42,290
UPM-Kymmene OYJ	3,034	101,424
Wartsila OYJ Abp	2,903	44,851

(Cost $999,024)		930,714

France - 7.5%
Accor SA	985	42,679
Aeroports de Paris SA	174	23,639
Air Liquide SA	2,939	596,859
Airbus SE	3,363	555,896
Alstom SA	1,361	18,152
Amundi SA, 144A	378	24,860
Arkema SA	368	38,087
AXA SA	10,349	367,770
BioMerieux	238	26,006
BNP Paribas SA	5,845	349,851
Bollore SE	3,588	24,586
Bouygues SA	1,042	41,185
Bureau Veritas SA	1,752	50,880
Capgemini SE	887	215,413
Carrefour SA	3,166	53,141
Cie de Saint-Gobain SA	2,529	194,614
Cie Generale des Etablissements Michelin SCA	3,838	141,824
Covivio SA REIT	186	8,347
Credit Agricole SA	5,438	73,585
Danone SA	3,613	230,469
Dassault Aviation SA	117	23,128
Dassault Systemes SE	3,746	174,842
Edenred SE	1,429	70,721
Eiffage SA	345	37,530
Engie SA	9,843	157,830
EssilorLuxottica SA	1,630	345,576
Eurazeo SE	248	20,934
Gecina SA REIT	216	20,847
Getlink SE	1,924	32,835
Hermes International SCA	176	439,981
Ipsen SA	219	24,096
Kering SA	404	185,595
Klepierre SA REIT	1,245	31,595
La Francaise des Jeux SAEM	737	30,842
Legrand SA	1,520	153,603
L’Oreal SA	1,343	641,134
LVMH Moet Hennessy Louis Vuitton SE	1,552	1,413,715
Orange SA	10,024	114,905
Pernod Ricard SA	1,127	188,252
Publicis Groupe SA	1,329	140,450
Remy Cointreau SA	132	13,981
Renault SA	1,162	48,389
Rexel SA	1,380	35,349
Safran SA	1,916	401,117
Sanofi SA	6,406	608,516
Sartorius Stedim Biotech	161	44,250
Schneider Electric SE	3,034	687,966
SEB SA	165	19,510
Societe Generale SA	3,896	94,448
Sodexo SA	462	36,801
STMicroelectronics NV	3,788	170,825
Teleperformance SE	331	40,980
Thales SA	543	80,431
TotalEnergies SE	12,173	776,107
Unibail-Rodamco-Westfield REIT*	649	47,403
Veolia Environnement SA	3,870	119,834
Vinci SA	2,782	356,004
Vivendi SE	3,875	43,263
Worldline SA, 144A*	1,243	14,274

(Cost $7,734,959)		10,965,702

Germany - 5.1%
adidas AG	878	177,566
Allianz SE	2,191	601,125
BASF SE	4,968	252,765
Bayer AG	5,310	161,210
Bayerische Motoren Werke AG	1,754	207,051
Bechtle AG	466	24,004
Beiersdorf AG	579	82,948
Brenntag SE	766	69,858
Carl Zeiss Meditec AG	246	30,243
Commerzbank AG	5,399	62,408
Continental AG	651	52,123
Covestro AG, 144A*	1,012	55,017
Daimler Truck Holding AG	2,907	118,700
Delivery Hero SE, 144A*	879	20,297
Deutsche Bank AG(d)	10,874	145,286
Deutsche Boerse AG	1,022	213,846
Deutsche Lufthansa AG*	4,050	31,464
Deutsche Post AG	5,556	257,671
Deutsche Telekom AG	18,368	436,449
E.ON SE	11,941	152,418

Evonik Industries AG	1,525	28,119
Fresenius Medical Care AG	1,152	44,051
Fresenius SE & Co. KGaA	2,261	63,243
GEA Group AG	1,140	45,921
Hannover Rueck SE	347	88,996
Heidelberg Materials AG	814	78,916
Henkel AG & Co. KGaA	577	38,914
Infineon Technologies AG	7,355	263,082
Knorr-Bremse AG	426	29,780
LEG Immobilien SE*	384	28,230
Mercedes-Benz Group AG	4,542	361,498
Merck KGaA	709	120,920
MTU Aero Engines AG	290	69,676
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	754	350,743
Nemetschek SE	340	32,404
Puma SE	610	28,000
Rational AG	32	26,285
Rheinmetall AG	245	112,274
RWE AG	3,397	113,816
SAP SE	5,889	1,100,353
Scout24 SE, 144A	427	31,013
Siemens AG	4,295	849,215
Siemens Energy AG*	2,893	44,416
Siemens Healthineers AG, 144A*	1,483	88,957
Symrise AG	720	73,584
Talanx AG	349	24,895
Volkswagen AG	212	33,281
Vonovia SE	3,945	110,005
Zalando SE, 144A*	1,332	28,102

(Cost $6,263,177)		7,461,138

Greece - 0.2%
Alpha Services and Holdings SA*	12,017	22,560
Eurobank Ergasias Services and Holdings SA*	16,513	34,115
Hellenic Telecommunications Organization SA	1,100	16,597
JUMBO SA	804	23,497
Motor Oil Hellas Corinth Refineries SA	140	3,995
Mytilineos SA	568	22,100
National Bank of Greece SA*	4,341	33,987
OPAP SA	1,006	18,342
Piraeus Financial Holdings SA*	4,844	21,308
Public Power Corp. SA*	1,163	15,159

(Cost $140,541)		211,660

Hong Kong - 1.7%
AIA Group Ltd.	62,579	508,337
Alibaba Health Information Technology Ltd.*	25,048	11,005
Beijing Enterprises Holdings Ltd.	4,754	17,912
Beijing Enterprises Water Group Ltd.	29,600	6,956
BOC Hong Kong Holdings Ltd.	20,760	54,754
Bosideng International Holdings Ltd.	14,160	7,144
Brilliance China Automotive Holdings Ltd.	21,552	12,525
C&D International Investment Group Ltd.	4,673	7,604
China Gas Holdings Ltd.	19,769	18,104
China Medical System Holdings Ltd.	8,280	13,600
China Merchants Port Holdings Co. Ltd.	8,916	11,057
China Overseas Land & Investment Ltd.	20,926	31,110
China Overseas Property Holdings Ltd.	9,399	7,947
China Power International Development Ltd.	32,211	13,042
China Resources Beer Holdings Co. Ltd.	8,382	36,346
China Resources Gas Group Ltd.	5,528	16,733
China Resources Land Ltd.	16,909	52,048
China Resources Power Holdings Co. Ltd.	11,465	24,747
China Ruyi Holdings Ltd.*	10,522	2,070
China State Construction International Holdings Ltd.	19,203	21,412
China Taiping Insurance Holdings Co. Ltd.	8,417	7,342
Chow Tai Fook Jewellery Group Ltd.	11,774	17,624
CK Asset Holdings Ltd.	10,635	49,103
CK Hutchison Holdings Ltd.	16,423	83,379
CK Infrastructure Holdings Ltd.	3,519	20,697
CLP Holdings Ltd.	8,608	71,738
COSCO SHIPPING Ports Ltd.	8,299	4,950
ESR Group Ltd., 144A	9,839	13,145
Far East Horizon Ltd.	11,701	9,400
Futu Holdings Ltd., ADR*	290	15,521
Galaxy Entertainment Group Ltd.	11,799	64,424
GCL Technology Holdings Ltd.	124,733	17,365
Geely Automobile Holdings Ltd.	31,985	34,969
Guangdong Investment Ltd.	16,239	9,665
Hang Lung Properties Ltd.	11,594	12,528
Hang Seng Bank Ltd.	4,737	54,089
Henderson Land Development Co. Ltd.	8,011	23,124
HKT Trust & HKT Ltd.(a)	19,553	23,850
Hong Kong & China Gas Co. Ltd.	58,802	45,512
Hong Kong Exchanges & Clearing Ltd.	6,884	213,479
Hongkong Land Holdings Ltd.	4,700	15,886
Jardine Matheson Holdings Ltd.	921	38,599
Kingboard Holdings Ltd.	3,978	7,814
Kunlun Energy Co. Ltd.	31,551	26,959
Link REIT	14,095	70,119
MTR Corp. Ltd.	7,996	26,553
Orient Overseas International Ltd.	824	12,808
Power Assets Holdings Ltd.	6,964	41,893
Prudential PLC	15,592	153,046
Sino Biopharmaceutical Ltd.	53,674	21,457
Sino Land Co. Ltd.	17,729	19,134

SITC International Holdings Co. Ltd.	7,529	12,386
Sun Hung Kai Properties Ltd.	8,875	89,492
Swire Pacific Ltd., Class A	1,874	15,534
Swire Properties Ltd.	8,946	18,464
Techtronic Industries Co. Ltd.	7,328	79,322
Vinda International Holdings Ltd.	3,130	9,295
Want Want China Holdings Ltd.	26,923	14,855
WH Group Ltd., 144A	39,827	24,010
Wharf Holdings Ltd.	5,335	19,726
Wharf Real Estate Investment Co. Ltd.	10,016	33,453
Yuexiu Property Co. Ltd.	11,555	7,719

(Cost $3,048,648)		2,424,881

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	2,264	18,014
OTP Bank Nyrt	1,369	65,637
Richter Gedeon Nyrt	579	15,414

(Cost $84,381)		99,065

India - 4.9%
ABB India Ltd.	364	23,903
Adani Enterprises Ltd.	873	34,591
Adani Green Energy Ltd.*	1,907	43,584
Adani Ports & Special Economic Zone Ltd.	2,531	40,308
Adani Power Ltd.*	4,860	32,234
Ambuja Cements Ltd.	3,761	27,483
APL Apollo Tubes Ltd.	732	13,662
Apollo Hospitals Enterprise Ltd.	582	42,828
Ashok Leyland Ltd.	4,707	9,645
Asian Paints Ltd.	2,220	75,554
Astral Ltd.	804	20,063
AU Small Finance Bank Ltd., 144A	1,340	9,209
Aurobindo Pharma Ltd.	1,823	22,604
Avenue Supermarts Ltd., 144A*	813	38,425
Axis Bank Ltd.	12,277	159,185
Bajaj Auto Ltd.	375	35,771
Bajaj Finance Ltd.	1,597	125,103
Bajaj Finserv Ltd.	2,280	43,826
Bajaj Holdings & Investment Ltd.	177	19,532
Balkrishna Industries Ltd.	426	11,452
Bandhan Bank Ltd., 144A	3,700	8,728
Bank of Baroda	4,743	15,184
Berger Paints India Ltd.	1,440	10,537
Bharat Electronics Ltd.	21,515	53,219
Bharat Forge Ltd.	1,102	15,297
Bharat Heavy Electricals Ltd.	6,921	18,994
Bharat Petroleum Corp. Ltd.	3,897	28,380
Bharti Airtel Ltd.	13,168	178,400
Britannia Industries Ltd.	588	35,211
CG Power & Industrial Solutions Ltd.	2,517	13,455
Cholamandalam Investment and Finance Co. Ltd.	2,409	31,645
Cipla Ltd.	3,005	53,650
Coal India Ltd.	8,686	45,747
Colgate-Palmolive India Ltd.	694	21,149
Container Corp. Of India Ltd.	1,452	17,116
Cummins India Ltd.	901	29,759
Dabur India Ltd.	3,991	25,903
Divi’s Laboratories Ltd.	734	30,884
DLF Ltd.	3,332	36,215
Dr. Reddy’s Laboratories Ltd.	626	48,502
Eicher Motors Ltd.	766	35,035
GAIL India Ltd.	13,881	30,510
GMR Airports Infrastructure Ltd.*	15,495	15,698
Godrej Consumer Products Ltd.	1,827	27,713
Godrej Properties Ltd.*	767	22,183
Grasim Industries Ltd.	1,167	30,843
Havells India Ltd.	1,403	25,911
HCL Technologies Ltd.	5,302	106,393
HDFC Asset Management Co. Ltd., 144A	617	27,927
HDFC Bank Ltd.	15,380	260,314
HDFC Life Insurance Co. Ltd., 144A	5,058	35,503
Hero MotoCorp Ltd.	692	36,943
Hindalco Industries Ltd.	6,994	42,500
Hindustan Aeronautics Ltd.	1,020	37,939
Hindustan Petroleum Corp. Ltd.	3,845	23,622
Hindustan Unilever Ltd.	4,481	130,367
ICICI Bank Ltd.	29,716	377,093
ICICI Lombard General Insurance Co. Ltd., 144A	1,437	29,666
ICICI Prudential Life Insurance Co. Ltd., 144A	2,368	15,212
IDFC First Bank Ltd.*	20,403	19,944
Indian Hotels Co. Ltd.	5,027	35,570
Indian Oil Corp. Ltd.	15,346	30,640
Indian Railway Catering & Tourism Corp. Ltd.	1,558	17,426
Indraprastha Gas Ltd.	1,513	7,773
IndusInd Bank Ltd.	1,997	35,522
Info Edge India Ltd.	447	28,398
Infosys Ltd.	18,471	372,890
InterGlobe Aviation Ltd., 144A*	1,028	39,120
ITC Ltd.	15,775	77,299
Jindal Steel & Power Ltd.	2,591	24,257
Jio Financial Services Ltd.*	16,397	61,304
JSW Steel Ltd.	3,244	31,303
Jubilant Foodworks Ltd.	2,564	14,345
Kotak Mahindra Bank Ltd.	6,043	123,128
Larsen & Toubro Ltd.	3,699	155,138
LTIMindtree Ltd., 144A	488	31,198
Lupin Ltd.	1,289	25,201
Macrotech Developers Ltd., 144A	1,101	15,473
Mahindra & Mahindra Ltd.	5,495	128,063

Marico Ltd.	3,283	20,692
Maruti Suzuki India Ltd.	763	103,876
Max Healthcare Institute Ltd.	4,561	43,640
Mphasis Ltd.	553	17,456
MRF Ltd.	13	22,903
Muthoot Finance Ltd.	756	11,887
Nestle India Ltd.	1,770	55,421
NMDC Ltd.	7,414	20,199
NTPC Ltd.	24,064	97,398
Oil & Natural Gas Corp. Ltd.	17,431	55,625
One 97 Communications Ltd.*	1,410	6,858
Page Industries Ltd.	35	14,482
Persistent Systems Ltd.	247	25,709
Petronet LNG Ltd.	3,652	12,044
PI Industries Ltd.	355	15,724
Pidilite Industries Ltd.	770	25,408
Polycab India Ltd.	210	12,030
Power Finance Corp. Ltd.	8,261	39,922
Power Grid Corp. of India Ltd.	23,242	79,285
Punjab National Bank	13,933	20,475
REC Ltd.	6,811	36,311
Reliance Industries Ltd.	17,230	607,109
Samvardhana Motherson International Ltd.	11,778	16,932
SBI Cards & Payment Services Ltd.	1,384	12,012
SBI Life Insurance Co. Ltd., 144A	2,904	54,375
Shree Cement Ltd.	38	11,688
Shriram Finance Ltd.	1,649	48,498
Siemens Ltd.	413	23,307
Sona Blw Precision Forgings Ltd., 144A	2,705	22,489
SRF Ltd.	900	25,938
State Bank of India	10,321	93,120
Sun Pharmaceutical Industries Ltd.	5,281	100,501
Supreme Industries Ltd.	378	18,922
Suzlon Energy Ltd.*	47,143	25,727
Tata Communications Ltd.	497	11,528
Tata Consultancy Services Ltd.	4,926	243,287
Tata Consumer Products Ltd.	3,294	47,277
Tata Elxsi Ltd.	210	19,783
Tata Motors Ltd.	9,957	114,105
Tata Motors Ltd., Class A	2,106	16,059
Tata Power Co. Ltd.	8,029	35,998
Tata Steel Ltd.	39,753	67,528
Tech Mahindra Ltd.	3,009	46,228
Titan Co. Ltd.	1,960	85,675
Torrent Pharmaceuticals Ltd.	496	15,948
Trent Ltd.	1,162	54,400
Tube Investments of India Ltd.	613	25,792
TVS Motor Co. Ltd.*	1,211	31,243
UltraTech Cement Ltd.	660	78,742
Union Bank of India Ltd.	9,453	16,679
United Spirits Ltd.	1,860	26,153
UPL Ltd.	2,858	16,190
Varun Beverages Ltd.	2,890	49,092
Vedanta Ltd.	6,157	19,904
Wipro Ltd.	6,579	41,148
Yes Bank Ltd.*	56,316	16,606
Zomato Ltd.*	36,200	72,233

(Cost $4,838,483)		7,081,862

Indonesia - 0.5%
Amman Mineral Internasional PT*	30,420	16,454
Aneka Tambang Tbk	47,388	4,402
GoTo Gojek Tokopedia Tbk PT*	3,970,237	17,937
PT Adaro Energy Indonesia Tbk	82,036	12,633
PT Astra International Tbk	100,569	33,438
PT Bank Central Asia Tbk	302,998	190,398
PT Bank Mandiri Persero Tbk	208,878	93,041
PT Bank Negara Indonesia Persero Tbk	82,728	31,586
PT Bank Rakyat Indonesia Persero Tbk	397,161	154,795
PT Barito Pacific Tbk	142,535	8,843
PT Charoen Pokphand Indonesia Tbk	46,010	14,170
PT Indah Kiat Pulp & Paper Tbk	20,659	11,470
PT Indofood CBP Sukses Makmur Tbk	15,127	11,118
PT Indofood Sukses Makmur Tbk	13,056	5,504
PT Kalbe Farma Tbk	126,870	12,029
PT Merdeka Copper Gold Tbk*	79,644	11,454
PT Sarana Menara Nusantara Tbk	163,488	9,571
PT Semen Indonesia Persero Tbk	26,264	10,195
PT Sumber Alfaria Trijaya Tbk	109,079	19,088
PT Telkom Indonesia Persero Tbk	276,435	70,362
PT Unilever Indonesia Tbk	21,303	3,701
PT United Tractors Tbk	11,193	16,756

(Cost $646,640)		758,945

Ireland - 1.2%
AerCap Holdings NV*	1,118	86,287
AIB Group PLC	8,201	37,990
Bank of Ireland Group PLC	5,757	50,113
CRH PLC	3,877	321,728
DCC PLC	571	40,479
Experian PLC	5,009	214,029
Flutter Entertainment PLC*	976	210,734
James Hardie Industries PLC CDI*	2,457	97,021
Kerry Group PLC, Class A	954	83,662
Kingspan Group PLC	885	79,849
PDD Holdings, Inc., ADR*	3,287	409,363
Smurfit Kappa Group PLC	1,454	61,964

(Cost $1,078,548)		1,693,219

Israel - 0.5%
Azrieli Group Ltd.	249	18,036
Bank Hapoalim BM	7,104	67,959
Bank Leumi Le-Israel BM	8,675	72,645
Check Point Software Technologies Ltd.*	500	80,210

CyberArk Software Ltd.*	225	59,346
Elbit Systems Ltd.	143	31,778
Global-e Online Ltd.*	565	19,136
ICL Group Ltd.	4,138	21,877
Israel Discount Bank Ltd., Class A	8,533	44,469
Mizrahi Tefahot Bank Ltd.	999	39,508
Monday.com Ltd.*	178	39,696
Nice Ltd.*	335	82,199
Teva Pharmaceutical Industries Ltd., ADR*	6,161	81,017
Wix.com Ltd.*	282	39,531

(Cost $586,225)		697,407

Italy - 1.4%
Amplifon SpA	725	24,205
Assicurazioni Generali SpA	5,454	129,211
Banco BPM SpA	5,975	34,704
Davide Campari-Milano NV	3,324	33,670
DiaSorin SpA	150	15,139
Enel SpA	46,854	297,914
Eni SpA	12,551	193,276
Ferrari NV	691	291,190
FinecoBank Banca Fineco SpA	3,520	48,620
Infrastrutture Wireless Italiane SpA, 144A	2,148	23,761
Intesa Sanpaolo SpA	81,653	259,280
Leonardo SpA	2,095	44,731
Mediobanca Banca di Credito Finanziario SpA	2,730	37,163
Moncler SpA	1,076	77,522
Nexi SpA, 144A*	3,229	23,641
Poste Italiane SpA, 144A	2,858	33,484
Prysmian SpA	1,468	73,064
Recordati Industria Chimica e Farmaceutica SpA	624	34,908
Snam SpA	11,803	55,122
Telecom Italia SpA*	59,521	17,890
Terna - Rete Elettrica Nazionale	7,508	58,782
UniCredit SpA	8,711	291,013

(Cost $1,541,297)		2,098,290

Japan - 14.9%
Advantest Corp.	4,400	202,802
Aeon Co. Ltd.	3,500	83,461
AGC, Inc.	1,000	35,706
Aisin Corp.	800	30,133
Ajinomoto Co., Inc.	2,500	91,766
ANA Holdings, Inc.*	1,000	21,772
Asahi Group Holdings Ltd.	2,700	92,443
Asahi Intecc Co. Ltd.	1,300	26,976
Asahi Kasei Corp.	7,700	53,492
Astellas Pharma, Inc.	9,900	109,057
Azbil Corp.	900	26,360
Bandai Namco Holdings, Inc.	3,300	63,680
Bridgestone Corp.	3,100	133,288
Brother Industries Ltd.	1,519	25,426
Canon, Inc.	5,700	166,415
Capcom Co. Ltd.	1,100	44,236
Central Japan Railway Co.	4,500	113,130
Chiba Bank Ltd.	3,800	30,872
Chubu Electric Power Co., Inc.	3,700	46,065
Chugai Pharmaceutical Co. Ltd.	3,664	146,638
Concordia Financial Group Ltd.	6,100	30,842
Dai Nippon Printing Co. Ltd.	1,000	29,129
Daifuku Co. Ltd.	1,800	42,575
Dai-ichi Life Holdings, Inc.	5,000	113,661
Daiichi Sankyo Co. Ltd.	10,026	332,640
Daikin Industries Ltd.	1,513	213,699
Daito Trust Construction Co. Ltd.	400	47,399
Daiwa House Industry Co. Ltd.	3,271	94,473
Daiwa Securities Group, Inc.	7,800	57,335
Denso Corp.	10,800	198,394
Dentsu Group, Inc.	900	24,901
Disco Corp.	523	168,356
East Japan Railway Co.	1,770	104,663
Eisai Co. Ltd.	1,400	58,402
ENEOS Holdings, Inc.	16,393	70,670
FANUC Corp.	5,125	149,456
Fast Retailing Co. Ltd.	948	273,549
Fuji Electric Co. Ltd.	600	36,419
FUJIFILM Holdings Corp.	2,100	133,393
Fujitsu Ltd.	1,000	155,983
GLP J REIT	37	29,344
Hamamatsu Photonics KK	700	25,083
Hankyu Hanshin Holdings, Inc.	1,200	34,554
Hikari Tsushin, Inc.	100	18,056
Hirose Electric Co. Ltd.	205	21,762
Hitachi Construction Machinery Co. Ltd.	600	17,305
Hitachi Ltd.	5,141	434,303
Honda Motor Co. Ltd.	25,629	304,635
Hoshizaki Corp.	656	22,342
Hoya Corp.	1,978	257,079
Hulic Co. Ltd.	2,800	27,884
Ibiden Co. Ltd.	600	27,619
Idemitsu Kosan Co. Ltd.	6,160	38,952
Iida Group Holdings Co. Ltd.	800	10,307
Inpex Corp.	5,200	69,752
Isuzu Motors Ltd.	3,300	46,929
ITOCHU Corp.	6,500	282,511
Japan Airlines Co. Ltd.	900	16,785
Japan Exchange Group, Inc.	3,000	78,322
Japan Metropolitan Fund Invest REIT	45	26,504
Japan Post Bank Co. Ltd.	8,200	87,377
Japan Post Holdings Co. Ltd.	10,899	105,159
Japan Post Insurance Co. Ltd.	1,100	20,265

Japan Real Estate Investment Corp. REIT	7	25,213
Japan Tobacco, Inc.	6,588	171,028
JFE Holdings, Inc.	2,700	44,214
JSR Corp.	1,100	29,510
Kajima Corp.	2,500	46,316
Kansai Electric Power Co., Inc.	3,600	46,117
Kao Corp.	2,611	99,201
Kawasaki Kisen Kaisha Ltd.	700	33,399
KDDI Corp.	8,600	261,235
KDX Realty Investment Corp. REIT	24	23,997
Keisei Electric Railway Co. Ltd.	800	37,327
Keyence Corp.	1,103	515,302
Kikkoman Corp.	900	58,837
Kintetsu Group Holdings Co. Ltd.	1,000	30,723
Kirin Holdings Co. Ltd.	4,200	58,397
Kobe Bussan Co. Ltd.	800	21,505
Koito Manufacturing Co. Ltd.	1,200	15,164
Komatsu Ltd.	5,000	144,944
Konami Group Corp.	600	40,342
Kubota Corp.	5,500	80,490
Kyocera Corp.	6,736	99,050
Kyowa Kirin Co. Ltd.	1,700	33,695
Lasertec Corp.	400	106,590
LY Corp.	15,300	42,138
M3, Inc.	2,442	34,964
Makita Corp.	1,400	36,485
Marubeni Corp.	8,200	135,208
MatsukiyoCocokara & Co.	1,800	29,788
Mazda Motor Corp.	3,200	37,524
McDonald’s Holdings Co. Japan Ltd.	400	18,597
MEIJI Holdings Co. Ltd.	1,400	31,536
MINEBEA MITSUMI, Inc.	2,200	45,418
MISUMI Group, Inc.	1,400	21,347
Mitsubishi Chemical Group Corp.	7,300	41,803
Mitsubishi Corp.	19,332	413,281
Mitsubishi Electric Corp.	10,700	169,971
Mitsubishi Estate Co. Ltd.	6,000	92,069
Mitsubishi HC Capital, Inc.	4,000	27,561
Mitsubishi Heavy Industries Ltd.	1,900	149,863
Mitsubishi UFJ Financial Group, Inc.	62,500	642,843
Mitsui & Co. Ltd.	7,200	314,712
Mitsui Chemicals, Inc.	1,100	30,435
Mitsui Fudosan Co. Ltd.	4,900	132,730
Mitsui OSK Lines Ltd.	2,000	68,463
Mizuho Financial Group, Inc.	13,250	247,554
MonotaRO Co. Ltd.	1,900	18,155
MS&AD Insurance Group Holdings, Inc.	2,300	113,681
Murata Manufacturing Co. Ltd.	9,500	191,559
NEC Corp.	1,300	87,493
Nexon Co. Ltd.	1,860	30,098
Nidec Corp.	2,200	83,366
Nintendo Co. Ltd.	5,800	324,973
Nippon Building Fund, Inc. REIT	9	34,638
NIPPON EXPRESS HOLDINGS, Inc.	300	15,846
Nippon Paint Holdings Co. Ltd.	4,900	36,296
Nippon Prologis REIT, Inc. REIT	12	20,059
Nippon Sanso Holdings Corp.	1,000	28,935
Nippon Steel Corp.	4,810	119,191
Nippon Telegraph & Telephone Corp.	169,300	205,866
Nippon Yusen KK	2,700	85,942
Nissan Chemical Corp.	800	33,367
Nissan Motor Co. Ltd.	12,100	47,522
Nissin Foods Holdings Co. Ltd.	945	27,590
Nitori Holdings Co. Ltd.	501	73,452
Nitto Denko Corp.	800	73,372
Nomura Holdings, Inc.	17,300	98,178
Nomura Real Estate Holdings, Inc.	600	14,900
Nomura Real Estate Master Fund, Inc. REIT	27	26,816
Nomura Research Institute Ltd.	2,156	60,458
NTT Data Group Corp.	3,400	55,211
Obayashi Corp.	3,900	37,707
Obic Co. Ltd.	400	62,500
Odakyu Electric Railway Co. Ltd.	1,600	22,465
Olympus Corp.	6,300	89,592
Omron Corp.	1,000	37,033
Ono Pharmaceutical Co. Ltd.	2,300	38,170
Oracle Corp.	200	15,302
Oriental Land Co. Ltd.	6,025	215,529
ORIX Corp.	6,356	132,996
Osaka Gas Co. Ltd.	2,208	44,095
Otsuka Corp.	608	26,685
Otsuka Holdings Co. Ltd.	2,183	88,561
Pan Pacific International Holdings Corp.	2,400	56,430
Panasonic Holdings Corp.	11,900	112,753
Rakuten Group, Inc.*	8,300	45,398
Recruit Holdings Co. Ltd.	7,900	318,487
Renesas Electronics Corp.	8,200	134,251
Resona Holdings, Inc.	11,900	64,771
Ricoh Co. Ltd.	2,500	20,761
Rohm Co. Ltd.	1,700	28,830
SBI Holdings, Inc.	1,517	40,728
SCREEN Holdings Co. Ltd.	500	62,483
SCSK Corp.	900	16,569
Secom Co. Ltd.	1,100	80,123
Seiko Epson Corp.	1,700	27,453
Sekisui Chemical Co. Ltd.	2,500	35,169
Sekisui House Ltd.	3,300	73,519
Seven & i Holdings Co. Ltd.	12,783	190,142
SG Holdings Co. Ltd.	1,900	23,801
Sharp Corp.*	1,300	7,071
Shimadzu Corp.	1,400	38,128

Shimano, Inc.	453	63,031
Shimizu Corp.	3,000	17,385
Shin-Etsu Chemical Co. Ltd.	9,995	425,814
Shionogi & Co. Ltd.	1,409	70,337
Shiseido Co. Ltd.	2,006	54,151
Shizuoka Financial Group, Inc.	2,000	19,544
SMC Corp.	308	185,207
SoftBank Corp.	16,300	214,459
SoftBank Group Corp.	5,700	334,198
Sompo Holdings, Inc.	1,800	105,440
Sony Group Corp.	7,100	613,057
Square Enix Holdings Co. Ltd.	500	21,158
Subaru Corp.	3,200	72,657
SUMCO Corp.	2,100	32,834
Sumitomo Corp.	6,000	140,355
Sumitomo Electric Industries Ltd.	4,400	65,169
Sumitomo Metal Mining Co. Ltd.	1,300	33,853
Sumitomo Mitsui Financial Group, Inc.	7,100	395,160
Sumitomo Mitsui Trust Holdings, Inc.	3,620	73,380
Sumitomo Realty & Development Co. Ltd.	1,439	42,598
Suntory Beverage & Food Ltd.	800	26,265
Suzuki Motor Corp.	2,300	100,901
Sysmex Corp.	900	50,547
T&D Holdings, Inc.	2,500	43,407
Taisei Corp.	800	25,117
Takeda Pharmaceutical Co. Ltd.	8,687	254,201
TDK Corp.	2,100	109,062
Terumo Corp.	3,600	140,139
TIS, Inc.	1,300	29,266
Tobu Railway Co. Ltd.	1,092	27,875
Toho Co. Ltd.	500	16,215
Tokio Marine Holdings, Inc.	10,202	297,785
Tokyo Electric Power Co. Holdings, Inc.*	7,500	40,522
Tokyo Electron Ltd.	2,614	642,864
Tokyo Gas Co. Ltd.	1,900	41,556
Tokyu Corp.	2,800	34,804
TOPPAN Holdings, Inc.	1,500	35,649
Toray Industries, Inc.	7,000	32,241
TOTO Ltd.	740	19,986
Toyota Industries Corp.	800	79,456
Toyota Motor Corp.	59,620	1,439,995
Toyota Tsusho Corp.	1,300	83,886
Trend Micro, Inc.	600	29,720
Unicharm Corp.	2,205	73,186
USS Co. Ltd.	1,100	19,117
West Japan Railway Co.	1,100	45,718
Yakult Honsha Co. Ltd.	1,800	38,757
Yamaha Corp.	800	17,455
Yamaha Motor Co. Ltd.	5,400	48,248
Yamato Holdings Co. Ltd.	1,600	24,280
Yaskawa Electric Corp.	1,300	53,060
Yokogawa Electric Corp.	1,361	28,723
Zensho Holdings Co. Ltd.	600	26,226
ZOZO, Inc.	733	16,594

(Cost $15,774,090)		21,736,448

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $18,358)	854	21,204

Kazakhstan - 0.0%
Polymetal International PLC*(c)
(Cost $27,415)	1,738	0

Kuwait - 0.2%
Agility Public Warehousing Co. KSC*	8,404	16,412
Boubyan Bank KSCP	6,628	13,848
Gulf Bank KSCP	14,714	14,105
Kuwait Finance House KSCP	47,558	125,173
Mabanee Co KPSC	3,640	9,675
Mobile Telecommunications Co. KSCP	11,016	18,005
National Bank of Kuwait SAKP	41,435	131,946

(Cost $274,386)		329,164

Luxembourg - 0.1%
ArcelorMittal SA	2,686	70,021
Eurofins Scientific SE	765	45,673
Reinet Investments SCA	806	20,341
Tenaris SA	2,613	46,372

(Cost $159,900)		182,407

Macau - 0.0%
Sands China Ltd.*
(Cost $56,312)	14,172	40,365

Malaysia - 0.4%
AMMB Holdings Bhd	10,087	9,225
Axiata Group Bhd	11,876	6,957
Celcomdigi Bhd	20,644	18,923
CIMB Group Holdings Bhd	34,514	46,984
Gamuda Bhd	17,387	19,382
Genting Bhd	16,800	16,887
Genting Malaysia Bhd	21,700	13,124
Hong Leong Bank Bhd	2,582	10,730
IHH Healthcare Bhd	9,091	11,782
Inari Amertron Bhd	21,000	14,028
IOI Corp. Bhd	12,200	10,232
Kuala Lumpur Kepong Bhd	2,673	12,617
Malayan Banking Bhd	28,237	56,706
Malaysia Airports Holdings Bhd	8,454	15,107
Maxis Bhd	12,100	9,485
MISC Bhd	6,000	9,609
MR DIY Group M Bhd, 144A	17,400	5,720
Nestle Malaysia Bhd	300	7,896
Petronas Chemicals Group Bhd	13,257	19,555
Petronas Dagangan Bhd	1,500	7,219
Petronas Gas Bhd	4,641	17,545
PPB Group Bhd	2,440	8,011

Press Metal Aluminium Holdings Bhd	21,100	20,809
Public Bank Bhd	77,700	72,043
QL Resources Bhd	7,800	9,550
RHB Bank Bhd	10,124	11,947
Sime Darby Bhd	8,000	4,569
Sime Darby Plantation Bhd	11,711	10,686
Telekom Malaysia Bhd	4,400	5,609
Tenaga Nasional Bhd	14,500	34,405
YTL Power International Bhd	13,700	11,403

(Cost $559,805)		528,745

Mexico - 0.7%
Alfa SAB de CV, Class A	20,533	15,312
America Movil SAB de CV, Series B	101,814	95,337
Arca Continental SAB de CV	3,023	32,565
Banco del Bajio SA, 144A	4,748	17,670
Cemex SAB de CV, Series CPO*	79,753	60,970
Coca-Cola Femsa SAB de CV	2,948	28,774
Fibra Uno Administracion SA de CV REIT	16,664	30,113
Fomento Economico Mexicano SAB de CV	10,640	132,861
Gruma SAB de CV, Class B	891	15,867
Grupo Aeroportuario del Centro Norte SAB de CV	1,260	10,921
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,257	33,326
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,207	35,414
Grupo Bimbo SAB de CV, Series A	6,565	27,463
Grupo Carso SAB de CV, Series A1	3,440	29,761
Grupo Financiero Banorte SAB de CV, Class O	14,629	151,249
Grupo Financiero Inbursa SAB de CV, Class O*	10,856	32,936
Grupo Mexico SAB de CV, Series B	17,101	83,015
Industrias Penoles SAB de CV*	1,324	16,591
Kimberly-Clark de Mexico SAB de CV, Class A	7,913	17,586
Operadora De Sites Mexicanos SAB de CV, Class A-1	8,566	9,956
Orbia Advance Corp. SAB de CV	6,495	12,011
Prologis Property Mexico SA de CV REIT	3,884	17,458
Promotora y Operadora de Infraestructura SAB de CV	496	5,155
Wal-Mart de Mexico SAB de CV	30,754	123,148

(Cost $737,507)		1,035,459

Netherlands - 3.4%
ABN AMRO Bank NV, 144A	2,423	38,889
Adyen NV, 144A*	116	183,044
Aegon Ltd.	9,689	58,077
Akzo Nobel NV	1,008	73,363
Argenx SE*	325	120,553
ASM International NV	267	162,669
ASML Holding NV	2,262	2,128,173
ASR Nederland NV	825	38,012
BE Semiconductor Industries NV	449	81,115
Euronext NV, 144A	502	46,253
EXOR NV	500	53,932
Heineken Holding NV	720	55,562
Heineken NV	1,655	152,793
IMCD NV	313	47,665
ING Groep NV	18,608	255,215
JDE Peet’s NV	549	12,544
Koninklijke Ahold Delhaize NV	5,250	156,154
Koninklijke KPN NV	18,070	66,070
Koninklijke Philips NV	4,277	85,527
NEPI Rockcastle NV*	2,767	19,743
NN Group NV	1,433	63,903
OCI NV	441	11,606
Prosus NV*	8,437	246,114
QIAGEN NV*	1,182	50,634
Randstad NV	493	27,143
Stellantis NV	12,563	327,707
Universal Music Group NV	4,541	136,784
Wolters Kluwer NV	1,338	210,915

(Cost $2,988,589)		4,910,159

New Zealand - 0.2%
Auckland International Airport Ltd.	6,441	31,765
Fisher & Paykel Healthcare Corp. Ltd.	3,273	48,823
Mercury NZ Ltd.	3,536	14,381
Meridian Energy Ltd.	7,709	28,068
Spark New Zealand Ltd.	11,432	35,289
Xero Ltd.*	792	65,539

(Cost $191,559)		223,865

Norway - 0.4%
Adevinta ASA*	1,580	16,869
Aker BP ASA	1,768	42,896
DNB Bank ASA	5,027	100,480
Equinor ASA	5,267	129,750
Gjensidige Forsikring ASA	1,042	16,443
Kongsberg Gruppen ASA	475	30,254
Mowi ASA	2,532	48,846
Norsk Hydro ASA	7,355	37,768
Orkla ASA	4,370	31,294
Salmar ASA	350	22,190
Telenor ASA	3,396	37,153
Yara International ASA	981	30,479

(Cost $550,498)		544,422

Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	1,193	18,014
Credicorp Ltd.	377	64,422

(Cost $73,040)		82,436

Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	7,900	7,448
Ayala Corp.	1,400	16,885
Ayala Land, Inc.	43,600	27,146
Bank of the Philippine Islands	12,305	27,383
BDO Unibank, Inc.	14,830	40,363
International Container Terminal Services, Inc.	6,300	32,388
JG Summit Holdings, Inc.	9,770	7,126
Jollibee Foods Corp.	2,230	10,862
Manila Electric Co.	860	5,966
Metropolitan Bank & Trust Co.	12,041	13,280
PLDT, Inc.	500	11,678
SM Investments Corp.	1,265	21,153
SM Prime Holdings, Inc.	67,200	37,775
Universal Robina Corp.	4,470	9,303

(Cost $254,141)		268,756

Poland - 0.3%
Allegro.eu SA, 144A*	3,494	28,215
Bank Polska Kasa Opieki SA	1,080	46,791
Budimex SA	104	19,013
CD Projekt SA	384	10,549
Dino Polska SA, 144A*	301	35,029
KGHM Polska Miedz SA	693	18,709
LPP SA	6	26,956
mBank SA*	102	17,753
ORLEN SA	3,024	46,938
PGE Polska Grupa Energetyczna SA*	5,244	10,469
Powszechna Kasa Oszczednosci Bank Polski SA	4,443	61,820
Powszechny Zaklad Ubezpieczen SA	3,645	44,829
Santander Bank Polska SA	169	23,256

(Cost $300,863)		390,327

Portugal - 0.1%
EDP - Energias de Portugal SA	19,766	78,595
Galp Energia SGPS SA	2,286	35,998
Jeronimo Martins SGPS SA	1,416	33,853

(Cost $134,567)		148,446

Qatar - 0.2%
Barwa Real Estate Co.	7,266	6,107
Commercial Bank PSQC	18,359	25,494
Dukhan Bank	10,103	11,543
Industries Qatar QSC	8,441	29,906
Masraf Al Rayan QSC	40,228	27,953
Mesaieed Petrochemical Holding Co.	25,772	13,378
Ooredoo QPSC	5,108	15,951
Qatar Electricity & Water Co. QSC	2,691	12,794
Qatar Fuel QSC	2,870	11,792
Qatar Gas Transport Co. Ltd.	16,921	18,590
Qatar International Islamic Bank QSC	4,630	14,509
Qatar Islamic Bank SAQ	9,924	54,921
Qatar National Bank QPSC	26,854	112,328

(Cost $339,849)		355,266

Russia - 0.0%
Alrosa PJSC*(c)	15,266	0
Gazprom PJSC*(c)	63,321	0
Inter RAO UES PJSC*(c)	208,853	0
LUKOIL PJSC*(c)	2,194	0
Magnit PJSC*(c)	443	0
MMC Norilsk Nickel PJSC*(c)	352	0
Mobile TeleSystems PJSC, ADR*(c)	3,019	0
Moscow Exchange MICEX-RTS PJSC*(c)	8,105	0
Novatek PJSC*(c)	5,150	0
Novolipetsk Steel PJSC*(c)	7,219	0
Ozon Holdings PLC, ADR*(c)	322	0
PhosAgro PJSC*(c)	217	0
PhosAgro PJSC, GDR*(c)	4	0
Polyus PJSC*(c)	204	0
Rosneft Oil Co. PJSC*(c)	6,103	0
Sberbank of Russia PJSC*(c)	57,586	0
Severstal PAO*(c)	1,243	0
Surgutneftegas PJSC*(c)	29,592	0
Tatneft PJSC*(c)	7,874	0
United Co. RUSAL International PJSC*(c)	21,438	0
VK Co. Ltd., GDR*(c)	35	0
VK IPJSC*(c)	417	0
VTB Bank PJSC*(c)	16,943,490	0
X5 Retail Group NV, GDR*(c)	635	0
Yandex NV, Class A*(c)	1,576	0

(Cost $1,151,893)		0

Saudi Arabia - 1.2%
ACWA Power Co.	500	35,197
Ades Holding Co.*	2,666	14,218
Advanced Petrochemical Co.	941	9,597
Al Rajhi Bank	10,659	252,953
Alinma Bank	5,083	59,568
Almarai Co. JSC	1,382	21,668
Arab National Bank	3,205	23,801
Arabian Internet & Communications Services Co.	132	12,910
Bank AlBilad	2,723	35,868
Bank Al-Jazira*	2,489	12,915
Banque Saudi Fransi	3,473	35,283
Bupa Arabia for Cooperative Insurance Co.	417	25,529
Co. for Cooperative Insurance	485	20,950
Dallah Healthcare Co.	97	4,852
Dar Al Arkan Real Estate Development Co.*	3,148	11,718
Dr Sulaiman Al Habib Medical Services Group Co.	469	41,194
Elm Co.	154	43,404

Etihad Etisalat Co.	2,194	32,352
Jarir Marketing Co.	3,200	13,294
Mobile Telecommunications Co. Saudi Arabia	2,628	10,441
Mouwasat Medical Services Co.	568	18,689
Nahdi Medical Co.	215	8,141
Power & Water Utility Co. for Jubail & Yanbu	470	9,512
Riyad Bank	8,136	67,469
SABIC Agri-Nutrients Co.	1,251	41,763
Sahara International Petrochemical Co.	1,801	14,719
Saudi Arabian Mining Co.*	6,907	91,626
Saudi Arabian Oil Co., 144A	14,813	125,209
Saudi Aramco Base Oil Co.	330	14,783
Saudi Awwal Bank	5,667	62,332
Saudi Basic Industries Corp.	5,101	107,180
Saudi Electricity Co.	6,058	32,307
Saudi Industrial Investment Group	2,082	11,492
Saudi Investment Bank	2,706	11,675
Saudi Kayan Petrochemical Co.*	4,663	11,999
Saudi National Bank	16,799	189,702
Saudi Research & Media Group*	208	13,699
Saudi Tadawul Group Holding Co.	228	14,712
Saudi Telecom Co.	10,936	123,786
Savola Group	1,298	18,344
Yanbu National Petrochemical Co.	1,411	14,090

(Cost $1,373,681)		1,720,941

Singapore - 0.8%
BOC Aviation Ltd., 144A	1,235	9,101
CapitaLand Ascendas REIT	18,346	37,359
CapitaLand Integrated Commercial Trust REIT	30,940	45,069
CapitaLand Investment Ltd.	14,057	29,043
City Developments Ltd.	2,200	9,271
DBS Group Holdings Ltd.	10,406	257,762
Genting Singapore Ltd.	28,300	19,139
Grab Holdings Ltd., Class A*	10,982	33,715
Jardine Cycle & Carriage Ltd.	400	7,566
Keppel Ltd.	8,500	45,736
Mapletree Logistics Trust REIT	22,909	25,198
Mapletree Pan Asia Commercial Trust REIT	17,100	17,156
Oversea-Chinese Banking Corp. Ltd.	18,165	175,231
Sea Ltd., ADR*	1,939	94,080
Seatrium Ltd.*(b)	264,122	17,666
Sembcorp Industries Ltd.	6,200	23,500
Singapore Airlines Ltd.(b)	9,450	45,440
Singapore Exchange Ltd.	5,093	35,769
Singapore Technologies Engineering Ltd.	9,430	27,893
Singapore Telecommunications Ltd.	44,200	77,195
United Overseas Bank Ltd.	7,022	145,862
Wilmar International Ltd.	11,237	27,726

(Cost $1,335,310)		1,206,477

South Africa - 0.7%
Absa Group Ltd.	4,904	41,820
Anglo American Platinum Ltd.	551	21,170
Aspen Pharmacare Holdings Ltd.	2,097	21,428
Bid Corp. Ltd.	2,003	46,858
Bidvest Group Ltd.	1,734	21,124
Capitec Bank Holdings Ltd.	454	47,762
Clicks Group Ltd.	1,169	18,290
Discovery Ltd.	3,021	21,405
Exxaro Resources Ltd.	1,589	14,724
FirstRand Ltd.	27,022	91,266
Gold Fields Ltd.	5,326	69,921
Harmony Gold Mining Co. Ltd.	3,264	19,150
Impala Platinum Holdings Ltd.	4,303	14,533
Kumba Iron Ore Ltd.	412	11,534
MTN Group Ltd.	9,663	42,068
Naspers Ltd., Class N	1,060	174,372
Nedbank Group Ltd.	2,667	30,479
Northam Platinum Holdings Ltd.	2,088	11,940
Old Mutual Ltd.	28,074	17,477
OUTsurance Group Ltd.	5,701	12,377
Pepkor Holdings Ltd., 144A	10,826	10,538
Remgro Ltd.	2,326	17,640
Sanlam Ltd.	9,867	37,837
Sasol Ltd.	3,350	25,279
Shoprite Holdings Ltd.	2,635	35,475
Sibanye Stillwater Ltd.	15,239	15,787
Standard Bank Group Ltd.	7,534	79,276
Vodacom Group Ltd.	2,823	13,838
Woolworths Holdings Ltd.	5,743	19,214

(Cost $1,119,780)		1,004,582

South Korea - 3.2%
Amorepacific Corp.	179	16,077
Celltrion Pharm, Inc.*	141	11,743
Celltrion, Inc.	841	113,493
CJ CheilJedang Corp.	49	11,021
CosmoAM&T Co. Ltd.*	147	19,551
Coway Co. Ltd.	325	13,228
DB Insurance Co. Ltd.*	281	20,849
Doosan Bobcat, Inc.	371	13,081
Doosan Enerbility Co. Ltd.*	2,580	31,465
Ecopro BM Co. Ltd.*	264	52,836
Ecopro Co. Ltd.*	111	51,515
Ecopro Materials Co. Ltd.*	106	15,371
GS Holdings Corp.	304	10,970
Hana Financial Group, Inc.	1,557	66,181
Hankook Tire & Technology Co. Ltd.	342	13,920
Hanmi Pharm. Co. Ltd.	27	6,772
Hanmi Semiconductor Co. Ltd.*	269	17,131

Hanon Systems	837	3,878
Hanwha Aerospace Co. Ltd.	236	33,231
Hanwha Ocean Co. Ltd.*	355	6,292
Hanwha Solutions Corp.	865	18,026
HD Hyundai Co. Ltd.	312	16,565
HD Hyundai Heavy Industries Co. Ltd.	124	10,979
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	219	18,404
HLB, Inc.*	739	45,230
HMM Co. Ltd.*	1,108	15,202
HYBE Co. Ltd.	99	14,802
Hyundai Engineering & Construction Co. Ltd.*	173	4,508
Hyundai Glovis Co. Ltd.*	111	15,880
Hyundai Mobis Co. Ltd.	343	62,464
Hyundai Motor Co.	745	140,149
Hyundai Steel Co.*	483	13,040
Industrial Bank of Korea*	1,244	13,079
Kakao Corp.	1,782	71,328
KakaoBank Corp.	701	14,977
Kakaopay Corp.*	212	7,013
Kangwon Land, Inc.*	553	7,218
KB Financial Group, Inc.	2,073	98,855
Kia Corp.*	1,401	130,989
Korea Aerospace Industries Ltd.*	409	15,757
Korea Electric Power Corp.	1,572	29,277
Korea Investment Holdings Co. Ltd.*	286	15,249
Korea Zinc Co. Ltd.	48	16,131
Korean Air Lines Co. Ltd.	989	17,082
Krafton, Inc.*	163	27,787
KT Corp.	191	5,608
KT&G Corp.	500	34,920
Kum Yang Co. Ltd.*	164	11,885
Kumho Petrochemical Co. Ltd.*	116	12,884
L&F Co. Ltd.*	134	17,077
LG Chem Ltd.	268	91,172
LG Corp.	573	40,320
LG Display Co. Ltd.	1,336	11,418
LG Electronics, Inc.	627	44,685
LG Energy Solution Ltd.*	268	80,807
LG H&H Co. Ltd.	47	11,259
LG Innotek Co. Ltd.	85	12,894
LG Uplus Corp.	922	7,146
Lotte Chemical Corp.	109	10,019
Meritz Financial Group, Inc.	570	35,571
Mirae Asset Securities Co. Ltd.*	1,783	12,078
NAVER Corp.	712	104,266
NCSoft Corp.	53	7,722
Netmarble Corp., 144A*	128	5,931
NH Investment & Securities Co. Ltd.*	155	1,367
Orion Corp.	110	7,674
Posco DX Co. Ltd.*	274	11,132
POSCO Future M Co. Ltd.*	162	38,566
POSCO Holdings, Inc.	403	130,591
Posco International Corp.*	404	17,020
Samsung Biologics Co. Ltd., 144A*	87	50,569
Samsung C&T Corp.	497	58,486
Samsung Electro-Mechanics Co. Ltd.	347	36,482
Samsung Electronics Co. Ltd.	26,720	1,472,851
Samsung Engineering Co. Ltd.*	1,026	18,954
Samsung Fire & Marine Insurance Co. Ltd.*	176	39,387
Samsung Heavy Industries Co. Ltd.*	3,789	22,479
Samsung Life Insurance Co. Ltd.	443	32,237
Samsung SDI Co. Ltd.	300	84,935
Samsung SDS Co. Ltd.	260	31,241
Samsung Securities Co. Ltd.	383	11,951
Shinhan Financial Group Co. Ltd.	2,462	80,520
SK Biopharmaceuticals Co. Ltd.*	244	17,756
SK Bioscience Co. Ltd.*	145	6,686
SK Hynix, Inc.	3,025	354,840
SK IE Technology Co. Ltd., 144A*	142	7,817
SK Innovation Co. Ltd.*	349	30,691
SK Square Co. Ltd.*	560	29,396
SK Telecom Co. Ltd.	388	15,356
SK, Inc.	198	28,519
SKC Co. Ltd.*	116	7,213
S-Oil Corp.	293	16,811
Woori Financial Group, Inc.	3,291	36,825
Yuhan Corp.	312	15,792

(Cost $3,439,923)		4,640,402

Spain - 1.6%
Acciona SA	152	16,995
ACS Actividades de Construccion y Servicios SA	1,193	48,920
Aena SME SA, 144A	410	77,614
Amadeus IT Group SA	2,536	149,051
Banco Bilbao Vizcaya Argentaria SA	32,122	318,915
Banco Santander SA	86,883	361,105
Banco Santander SA*	4,119	16,675
CaixaBank SA	22,198	100,045
Cellnex Telecom SA, 144A*	2,623	94,318
EDP Renovaveis SA	1,658	22,570
Enagas SA	1,497	21,592
Endesa SA	1,889	33,973
Ferrovial SE	2,803	104,972
Grifols SA*	1,771	14,516
Iberdrola SA	34,331	394,055
Industria de Diseno Textil SA	6,156	272,856
Redeia Corp. SA	2,098	33,332
Repsol SA	6,459	102,793

Telefonica SA	27,941	114,543

(Cost $2,050,245)		2,298,840

Sweden - 2.0%
Alfa Laval AB	1,599	60,111
Assa Abloy AB, Class B	5,408	154,106
Atlas Copco AB, Class A	15,398	266,996
Atlas Copco AB, Class B	8,393	125,372
Beijer Ref AB	2,048	28,765
Boliden AB	1,586	40,138
Epiroc AB, Class A	3,414	61,832
Epiroc AB, Class B	2,344	38,621
EQT AB	2,092	61,147
Essity AB, Class B	3,333	77,711
Evolution AB, 144A	999	129,269
Fastighets AB Balder, Class B*	3,804	23,595
Getinge AB, Class B	1,461	28,920
H & M Hennes & Mauritz AB, Class B	3,676	49,808
Hexagon AB, Class B	11,161	130,652
Holmen AB, Class B	425	17,047
Husqvarna AB, Class B	2,481	19,113
Industrivarden AB, Class A	724	24,675
Industrivarden AB, Class C	1,032	35,072
Indutrade AB	1,510	39,912
Investment AB Latour, Class B	881	22,317
Investor AB, Class B	9,580	240,646
L E Lundbergforetagen AB, Class B	447	24,277
Lifco AB, Class B	1,561	41,531
Nibe Industrier AB, Class B	8,289	46,201
Saab AB, Class B	454	35,755
Sagax AB, Class B	1,080	25,514
Sandvik AB	5,738	128,915
Securitas AB, Class B	2,900	31,150
Skandinaviska Enskilda Banken AB, Class A	8,654	128,394
Skanska AB, Class B	1,879	34,620
SKF AB, Class B	1,839	40,057
Svenska Cellulosa AB SCA, Class B	3,569	50,490
Svenska Handelsbanken AB, Class A	8,133	97,128
Swedbank AB, Class A	4,731	103,780
Swedish Orphan Biovitrum AB*	1,046	25,690
Tele2 AB, Class B	2,532	21,230
Telefonaktiebolaget LM Ericsson, Class B	15,613	84,689
Telia Co. AB	11,667	27,765
Volvo AB, Class A	1,038	28,918
Volvo AB, Class B	8,757	240,838
Volvo Car AB, Class B*	3,804	13,856

(Cost $2,427,067)		2,906,623

Switzerland - 6.3%
ABB Ltd.	9,025	415,557
Adecco Group AG	758	30,368
Alcon, Inc.	2,865	243,558
Avolta AG*	549	21,473
Bachem Holding AG	234	18,522
Baloise Holding AG	278	44,827
Banque Cantonale Vaudoise	109	13,053
Barry Callebaut AG	22	30,897
BKW AG	146	20,471
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	11	134,585
Cie Financiere Richemont SA, Class A	3,046	484,274
Clariant AG*	1,336	16,527
Coca-Cola HBC AG*	1,169	36,374
DSM-Firmenich AG	1,047	112,028
EMS-Chemie Holding AG	46	32,068
Geberit AG	192	111,420
Givaudan SA	50	209,589
Glencore PLC	59,178	280,239
Helvetia Holding AG	227	32,060
Holcim AG*	2,823	230,156
Julius Baer Group Ltd.	1,114	59,558
Kuehne + Nagel International AG	289	97,254
Logitech International SA	852	75,127
Lonza Group AG	418	218,371
Nestle SA	14,934	1,549,549
Novartis AG	11,542	1,167,969
Partners Group Holding AG	128	183,674
Roche Holding AG	3,958	1,038,116
Roche Holding AG	178	49,394
Sandoz Group AG*	2,289	71,076
Schindler Holding AG	126	32,029
Schindler Holding AG Participation Certificates	211	55,568
SGS SA	850	81,506
SIG Group AG*	1,640	32,453
Sika AG	874	252,510
Sonova Holding AG	273	84,059
Straumann Holding AG	672	106,079
Swatch Group AG - Bearer	169	39,864
Swatch Group AG - Registered	318	14,545
Swiss Life Holding AG	166	120,434
Swiss Prime Site AG	434	41,469
Swiss Re AG	1,633	196,843
Swisscom AG	138	78,866
Temenos AG	313	23,466
UBS Group AG	18,352	523,157
VAT Group AG, 144A	144	72,102
Zurich Insurance Group AG	830	441,115

(Cost $7,390,859)		9,224,199

Taiwan - 4.5%
Accton Technology Corp.	2,744	45,054
Acer, Inc.	15,004	21,431
Advantech Co. Ltd.	2,617	32,289

Airtac International Group	485	18,566
Alchip Technologies Ltd.	434	56,842
ASE Technology Holding Co. Ltd.	16,926	74,431
Asia Cement Corp.	11,957	15,301
Asustek Computer, Inc.	3,969	57,131
AUO Corp.*	40,692	22,528
Catcher Technology Co. Ltd.	3,469	21,620
Cathay Financial Holding Co. Ltd.*	57,257	81,603
Chailease Holding Co. Ltd.	8,242	45,500
Chang Hwa Commercial Bank Ltd.	29,493	16,608
Cheng Shin Rubber Industry Co. Ltd.	9,594	14,250
China Airlines Ltd.	17,656	11,171
China Development Financial Holding Corp.*	92,961	36,909
China Steel Corp.	64,594	50,270
Chunghwa Telecom Co. Ltd.	22,587	86,105
Compal Electronics, Inc.	27,125	31,322
CTBC Financial Holding Co. Ltd.	105,406	98,038
Delta Electronics, Inc.	10,562	98,404
E Ink Holdings, Inc.	4,643	36,134
E.Sun Financial Holding Co. Ltd.	86,885	69,405
Eclat Textile Co. Ltd.	1,129	19,287
eMemory Technology, Inc.	336	28,807
Eva Airways Corp.	15,796	15,716
Evergreen Marine Corp. Taiwan Ltd.	5,990	31,362
Far Eastern New Century Corp.	11,992	12,368
Far EasTone Telecommunications Co. Ltd.	9,472	23,583
Feng TAY Enterprise Co. Ltd.	2,494	13,058
First Financial Holding Co. Ltd.	58,992	50,576
Formosa Chemicals & Fibre Corp.	19,380	35,070
Formosa Petrochemical Corp.	8,746	20,558
Formosa Plastics Corp.	22,719	51,534
Fubon Financial Holding Co. Ltd.	42,065	90,492
Gigabyte Technology Co. Ltd.	3,000	32,743
Global Unichip Corp.	548	27,565
Globalwafers Co. Ltd.	1,063	18,765
Hon Hai Precision Industry Co. Ltd.	71,266	232,221
Hotai Motor Co. Ltd.	1,353	28,721
Hua Nan Financial Holdings Co. Ltd.	57,347	39,913
Innolux Corp.*	47,654	22,840
Inventec Corp.	13,870	24,134
Largan Precision Co. Ltd.	610	49,982
Lite-On Technology Corp.	11,678	40,454
MediaTek, Inc.	8,280	298,619
Mega Financial Holding Co. Ltd.	62,471	76,484
Micro-Star International Co. Ltd.	4,501	27,197
Nan Ya Plastics Corp.	25,376	47,927
Nan Ya Printed Circuit Board Corp.	805	5,386
Nanya Technology Corp.	7,561	16,098
Nien Made Enterprise Co. Ltd.	1,542	18,025
Novatek Microelectronics Corp.	3,668	69,741
Pegatron Corp.	12,436	33,638
PharmaEssentia Corp.*	1,000	10,392
Pou Chen Corp.	11,351	10,953
Powerchip Semiconductor Manufacturing Corp.	17,656	15,416
President Chain Store Corp.	3,049	25,996
Quanta Computer, Inc.	15,017	110,218
Realtek Semiconductor Corp.	2,916	52,491
Ruentex Development Co. Ltd.*	9,137	10,507
Shanghai Commercial & Savings Bank Ltd.	23,764	33,831
Shin Kong Financial Holding Co. Ltd.*	87,480	22,943
SinoPac Financial Holdings Co. Ltd.	54,080	34,389
Synnex Technology International Corp.	7,230	17,795
Taishin Financial Holding Co. Ltd.	61,897	34,072
Taiwan Business Bank	34,816	15,420
Taiwan Cement Corp.	40,975	41,611
Taiwan Cooperative Financial Holding Co. Ltd.	56,508	46,391
Taiwan High Speed Rail Corp.	9,687	9,255
Taiwan Mobile Co. Ltd.	8,900	27,875
Taiwan Semiconductor Manufacturing Co. Ltd.	138,021	3,012,844
Unimicron Technology Corp.	7,427	42,175
Uni-President Enterprises Corp.	26,268	63,739
United Microelectronics Corp.	61,321	94,767
Vanguard International Semiconductor Corp.	5,110	11,672
Voltronic Power Technology Corp.	354	17,975
Walsin Lihwa Corp.	15,905	18,617
Wan Hai Lines Ltd.	4,590	7,319
Winbond Electronics Corp.	18,606	16,452
Wistron Corp.	16,000	58,463
Wiwynn Corp.	484	35,677
WPG Holdings Ltd.	9,996	29,347
Yageo Corp.	1,463	25,826
Yang Ming Marine Transport Corp.	9,989	15,753
Yuanta Financial Holding Co. Ltd.	51,089	44,366
Zhen Ding Technology Holding Ltd.	3,857	12,263

(Cost $3,730,412)		6,570,586

Thailand - 0.4%
Advanced Info Service PCL, NVDR	6,500	36,428
Airports of Thailand PCL, NVDR	21,200	37,535
Asset World Corp. PCL, NVDR(b)	40,500	4,359
Bangkok Dusit Medical Services PCL, NVDR	60,900	48,394
Bangkok Expressway & Metro PCL, NVDR	39,500	8,866
BTS Group Holdings PCL, NVDR	46,100	6,620
Bumrungrad Hospital PCL, NVDR	3,300	20,611

Central Pattana PCL, NVDR	11,100	20,040
Central Retail Corp. PCL, NVDR	9,800	9,495
Charoen Pokphand Foods PCL, NVDR	23,600	12,437
CP ALL PCL, NVDR	32,500	52,105
CP Axtra PCL, NVDR	17,800	16,502
Delta Electronics Thailand PCL, NVDR*	17,900	35,560
Energy Absolute PCL, NVDR	9,700	9,534
Global Power Synergy PCL, Class F	5,600	7,963
Gulf Energy Development PCL, NVDR	16,510	19,794
Home Product Center PCL, NVDR	29,000	9,056
Indorama Ventures PCL, NVDR	10,200	6,627
Intouch Holdings PCL, NVDR	6,400	12,090
Krung Thai Bank PCL, NVDR	26,200	11,761
Krungthai Card PCL, NVDR	5,800	6,913
Land & Houses PCL, NVDR	53,300	11,295
Minor International PCL, NVDR	19,194	16,992
PTT Exploration & Production PCL, NVDR	7,700	32,419
PTT Global Chemical PCL, NVDR	16,900	17,906
PTT Oil & Retail Business PCL, NVDR	16,400	8,277
PTT PCL, NVDR	53,600	51,186
SCB X PCL, NVDR	4,600	14,429
SCG Packaging PCL, NVDR	7,900	6,168
Siam Cement PCL	700	5,250
Siam Cement PCL, NVDR	3,300	24,751
Thai Oil PCL, NVDR	6,675	10,422
True Corp. PCL, NVDR*	39,012	7,669

(Cost $702,439)		599,454

Turkey - 0.2%
Akbank TAS	23,169	30,846
Aselsan Elektronik Sanayi Ve Ticaret AS	5,728	11,004
BIM Birlesik Magazalar AS	2,466	30,656
Coca-Cola Icecek AS	551	11,415
Eregli Demir ve Celik Fabrikalari TAS*	8,429	12,285
Ford Otomotiv Sanayi AS	286	9,313
Haci Omer Sabanci Holding AS	6,969	17,740
KOC Holding AS	5,007	26,966
Sasa Polyester Sanayi AS*	6,863	8,693
Tofas Turk Otomobil Fabrikasi AS	1,142	9,781
Turk Hava Yollari AO*	3,271	29,509
Turkcell Iletisim Hizmetleri AS	5,784	12,399
Turkiye Is Bankasi AS, Class C	45,675	16,233
Turkiye Petrol Rafinerileri AS	5,489	28,437
Turkiye Sise ve Cam Fabrikalari AS	4,429	7,254
Yapi ve Kredi Bankasi AS	22,378	16,551

(Cost $212,373)		279,082

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	18,116	42,270
Abu Dhabi Islamic Bank PJSC	7,249	22,183
Abu Dhabi National Oil Co. for Distribution PJSC	15,036	14,328
Aldar Properties PJSC	23,453	35,311
Americana Restaurants International PLC	14,047	13,118
Dubai Islamic Bank PJSC	16,344	28,657
Emaar Properties PJSC	40,304	89,102
Emirates NBD Bank PJSC	10,460	52,116
Emirates Telecommunications Group Co. PJSC	18,402	90,683
First Abu Dhabi Bank PJSC	24,784	92,039
Multiply Group PJSC*	20,274	12,530

(Cost $460,828)		492,337

United Kingdom - 8.2%
3i Group PLC	5,366	167,170
abrdn PLC	9,315	18,508
Admiral Group PLC	1,528	51,422
Anglo American PLC	6,935	148,906
Anglogold Ashanti PLC	2,167	40,788
Ashtead Group PLC	2,403	172,292
Associated British Foods PLC	2,014	57,786
AstraZeneca PLC	8,731	1,100,241
Auto Trader Group PLC, 144A	5,490	51,310
Aviva PLC	14,976	84,369
BAE Systems PLC	16,948	265,707
Barclays PLC	82,466	171,198
Barratt Developments PLC	4,460	26,263
Berkeley Group Holdings PLC	484	28,367
BP PLC	94,781	551,191
British American Tobacco PLC	11,224	332,241
BT Group PLC	37,228	49,084
Bunzl PLC	1,927	76,695
Burberry Group PLC	2,061	33,431
Centrica PLC	32,682	51,919
Coca-Cola Europacific Partners PLC	1,165	79,954
Compass Group PLC	9,721	266,277
Croda International PLC	745	44,820
Diageo PLC	12,586	470,582
Endeavour Mining PLC	1,007	16,207
Entain PLC	3,732	43,011
GSK PLC	23,272	488,997
Haleon PLC	33,296	139,307
Halma PLC	2,022	58,756
Hargreaves Lansdown PLC	1,594	14,656
HSBC Holdings PLC	106,378	825,157
Imperial Brands PLC	4,628	99,576
Informa PLC	7,613	77,859
InterContinental Hotels Group PLC	961	101,655
Intertek Group PLC	797	46,500
J Sainsbury PLC	10,437	32,884
JD Sports Fashion PLC	14,680	21,848
Kingfisher PLC	11,288	33,413
Land Securities Group PLC REIT	4,100	32,067
Legal & General Group PLC	32,673	99,850

Lloyds Banking Group PLC	358,551	210,775
London Stock Exchange Group PLC	2,359	264,307
M&G PLC	11,646	33,033
Melrose Industries PLC	7,810	62,602
Mondi PLC	2,397	42,617
National Grid PLC	20,244	265,123
NatWest Group PLC	32,675	98,618
Next PLC	669	70,210
Ocado Group PLC*	3,430	22,142
Pearson PLC	3,601	43,664
Pepco Group NV*	430	2,156
Persimmon PLC	1,508	25,955
Phoenix Group Holdings PLC	3,787	23,773
Reckitt Benckiser Group PLC	3,994	251,980
RELX PLC	10,735	468,993
Rentokil Initial PLC	13,914	76,981
Rio Tinto PLC	6,421	411,665
Rolls-Royce Holdings PLC*	47,237	220,084
Sage Group PLC	5,724	89,920
Schroders PLC	4,182	20,762
Segro PLC REIT	6,475	69,098
Severn Trent PLC	1,382	43,612
Shell PLC	36,460	1,130,797
Smith & Nephew PLC	4,640	60,943
Smiths Group PLC	1,747	35,460
Spirax-Sarco Engineering PLC	402	52,394
SSE PLC	5,856	120,157
St. James’s Place PLC	3,356	21,308
Standard Chartered PLC	12,388	104,395
Taylor Wimpey PLC	20,230	35,202
Tesco PLC	40,228	141,574
Unilever PLC	14,018	684,174
United Utilities Group PLC	3,769	48,765
Vodafone Group PLC	124,990	109,054
Whitbread PLC	1,047	43,653
Wise PLC, Class A*	3,842	44,511
WPP PLC	5,853	52,250

(Cost $11,270,704)		11,974,971

United States - 0.2%
BeiGene Ltd.*	3,831	51,866
Brookfield Renewable Corp., Class A	777	18,447
Legend Biotech Corp., ADR*	534	34,795
Parade Technologies Ltd.	418	13,422
RB Global, Inc.	1,009	76,124
Southern Copper Corp.	439	35,498

(Cost $223,156)		230,152

TOTAL COMMON STOCKS (Cost $115,936,216)		140,565,693

PREFERRED STOCKS - 0.9%
Brazil - 0.4%
Banco Bradesco SA	27,193	75,216
Centrais Eletricas Brasileiras SA, Class B	958	9,233
Cia Energetica de Minas Gerais	7,925	19,083
Companhia Paranaense de Energia	3,634	7,471
Gerdau SA	6,582	28,467
Itau Unibanco Holding SA	27,293	186,342
Itausa SA	30,082	62,330
Petroleo Brasileiro SA	26,172	211,330

(Cost $424,019)		599,472

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $27,929)	805	39,998

Colombia - 0.0%
Bancolombia SA
(Cost $25,225)	2,686	21,953

Germany - 0.3%
Bayerische Motoren Werke AG	329	36,020
Dr Ing hc F Porsche AG, 144A	607	56,643
Henkel AG & Co. KGaA	952	71,572
Porsche Automobil Holding SE	817	43,603
Sartorius AG	138	52,173
Volkswagen AG	1,137	154,027

(Cost $468,476)		414,038

Russia - 0.0%
Surgutneftegas PJSC(c)
(Cost $22,479)	41,062	0

South Korea - 0.2%
Hyundai Motor Co.	104	12,457
Hyundai Motor Co. - 2nd Preferred	228	27,515
LG Chem Ltd.	44	9,913
Samsung Electronics Co. Ltd.	4,523	216,028

(Cost $142,755)		265,913

TOTAL PREFERRED STOCKS (Cost $1,110,883)		1,341,374

RIGHTS - 0.0%
Brazil - 0.0%
Magazine Luiza SA*, expires 3/15/24 (Cost $0)	1,839	67

South Korea - 0.0%
LG Display Co. Ltd.*, expires 3/14/24 (Cost $0)	424	417

TOTAL RIGHTS (Cost $0)		484

WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc.*(c), expires 8/22/28 (Cost $0)	108	0

Thailand - 0.0%
BTS Group Holdings PCL*, expires 11/7/24	3,960	2

BTS Group Holdings PCL*, expires 11/20/26	7,920	20

(Cost $0)		22

TOTAL WARRANTS (Cost $0)		22

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(e)(f)
(Cost $174,828)	174,828	174,828

CASH EQUIVALENTS - 2.1%
DWS Government Money Market Series “Institutional Shares”, 5.28%(e) (Cost $3,092,573)	3,092,573	3,092,573

TOTAL INVESTMENTS - 99.7% (Cost $120,314,500)		$145,174,974
Other assets and liabilities, net - 0.3%		402,403

NET ASSETS - 100.0%		$145,577,377

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG(d)
112,988	8,034	(10,061)	(8,679)	43,004	—	—	10,874	145,286
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(e)(f)
2,996,484	—	(2,821,656)(g)	—	—	3,986	—	174,828	174,828
CASH EQUIVALENTS — 2.1%
DWS Government Money Market Series “Institutional Shares”, 5.28%(e)
2,327,718	23,310,744	(22,545,889)	—	—	113,519	—	3,092,573	3,092,573

5,437,190	23,318,778	(25,377,606)	(8,679)	43,004	117,505	—	3,278,275	3,412,687

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $157,480, which is 0.1% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interests
CPO:	Ordinary Participation Certificates
CVA:	Credit Valuation Adjustment
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 29, 2024 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$30,290,290	21.3%
Industrials	19,671,437	13.8
Information Technology	18,700,472	13.2
Consumer Discretionary	16,992,077	11.9
Health Care	13,191,798	9.3
Consumer Staples	10,784,542	7.7
Materials	10,265,533	7.2
Energy	7,717,377	5.5
Communication Services	7,270,580	5.1
Utilities	4,268,426	3.0
Real Estate	2,755,041	2.0

Total	$141,907,573	100.0%

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
MINI S&P/TSX 60 Futures	CAD	5	$229,735	$237,741	3/14/2024	$8,006
MSCI EAFE Futures	USD	20	2,205,565	2,287,900	3/15/2024	82,335
MSCI Emerging Markets Index Future	USD	22	1,083,780	1,118,480	3/15/2024	34,700

Total unrealized appreciation						$125,041

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2024.

As of February 29, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationb	Unrealized Depreciationb
Goldman Sachs & Co.	3/4/2024	AED	1,727,000	USD	470,201	$3	$—
JP Morgan & Chase Co.	3/4/2024	AUD	10,014,200	USD	6,626,416	116,338	—
JP Morgan & Chase Co.	3/4/2024	AUD	299,000	USD	197,846	3,471	—
JP Morgan & Chase Co.	3/4/2024	CAD	519,000	USD	388,611	6,169	—
JP Morgan & Chase Co.	3/4/2024	CAD	14,209,500	USD	10,639,134	168,395	—
Bank of America	3/4/2024	CHF	415,000	USD	485,359	15,878	—
Bank of America	3/4/2024	CHF	7,549,700	USD	8,829,800	288,987	—
JP Morgan & Chase Co.	3/4/2024	CNH	11,672,200	USD	1,630,264	10,111	—
JP Morgan & Chase Co.	3/4/2024	CZK	1,736,400	USD	75,698	1,639	—
Bank of America	3/4/2024	DKK	1,326,000	USD	193,548	1,236	—
Bank of America	3/4/2024	DKK	20,369,700	USD	2,973,288	19,028	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationb	Unrealized Depreciationb
RBC Capital Markets	3/4/2024	EUR	26,996,100	USD	29,362,038	$179,727	$—
RBC Capital Markets	3/4/2024	EUR	1,275,000	USD	1,386,721	8,468	—
Bank of America	3/4/2024	GBP	10,406,900	USD	13,255,633	118,670	—
Bank of America	3/4/2024	GBP	283,000	USD	360,462	3,222	—
Morgan Stanley Capital	3/4/2024	HKD	74,515,600	USD	9,540,989	22,496	—
JP Morgan & Chase Co.	3/4/2024	HUF	26,350,800	USD	74,325	1,804	—
JP Morgan & Chase Co.	3/4/2024	ILS	1,156,800	USD	318,309	—	(5,499)
RBC Capital Markets	3/4/2024	JPY	2,839,414,700	USD	19,518,835	566,977	—
RBC Capital Markets	3/4/2024	JPY	275,484,000	USD	1,893,716	54,980	—
Goldman Sachs & Co.	3/4/2024	KWD	92,000	USD	299,421	405	—
JP Morgan & Chase Co.	3/4/2024	MXN	18,763,000	USD	1,086,822	—	(13,295)
Goldman Sachs & Co.	3/4/2024	NOK	6,101,700	USD	583,970	9,433	—
JP Morgan & Chase Co.	3/4/2024	NZD	274,600	USD	169,031	1,841	—
RBC Capital Markets	3/4/2024	PHP	12,710,600	USD	225,685	—	(406)
JP Morgan & Chase Co.	3/4/2024	PLN	1,505,600	USD	377,859	828	—
Goldman Sachs & Co.	3/4/2024	QAR	1,313,000	USD	359,953	—	(652)
Goldman Sachs & Co.	3/4/2024	SAR	6,136,000	USD	1,635,416	—	(644)
Bank of America	3/4/2024	SEK	31,431,400	USD	3,045,841	13,269	—
Goldman Sachs & Co.	3/4/2024	SGD	1,500,900	USD	1,124,674	9,015	—
Goldman Sachs & Co.	3/4/2024	THB	23,121,600	USD	656,118	11,220	—
Goldman Sachs & Co.	3/4/2024	TRY	7,741,500	USD	247,088	353	—
Goldman Sachs & Co.	3/4/2024	USD	470,201	AED	1,727,000	—	(3)
Morgan Stanley Capital	3/4/2024	USD	6,715,337	AUD	10,313,200	—	(10,883)
JP Morgan & Chase Co.	3/4/2024	USD	10,858,923	CAD	14,728,500	—	(5,742)
Bank of America	3/4/2024	USD	9,045,142	CHF	7,964,700	—	(34,849)
JP Morgan & Chase Co.	3/4/2024	USD	1,544,874	CNH	11,131,200	186	—
JP Morgan & Chase Co.	3/4/2024	USD	75,575	CNH	541,000	—	(482)
JP Morgan & Chase Co.	3/4/2024	USD	74,253	CZK	1,736,400	—	(194)
Bank of America	3/4/2024	USD	3,149,645	DKK	21,695,700	—	(3,072)
Bank of America	3/4/2024	USD	30,593,571	EUR	28,271,100	—	(33,007)
Goldman Sachs & Co.	3/4/2024	USD	13,522,189	GBP	10,689,900	—	(27,986)
Morgan Stanley Capital	3/4/2024	USD	654,686	HKD	5,113,000	—	(1,560)
RBC Capital Markets	3/4/2024	USD	8,865,037	HKD	69,402,600	330	—
JP Morgan & Chase Co.	3/4/2024	USD	72,518	HUF	26,350,800	3	—
JP Morgan & Chase Co.	3/4/2024	USD	323,888	ILS	1,156,800	—	(80)
JP Morgan & Chase Co.	3/4/2024	USD	20,811,777	JPY	3,114,898,700	—	(21,183)
Goldman Sachs & Co.	3/4/2024	USD	299,041	KWD	92,000	—	(26)
JP Morgan & Chase Co.	3/4/2024	USD	1,099,405	MXN	18,763,000	712	—
Goldman Sachs & Co.	3/4/2024	USD	575,673	NOK	6,101,700	—	(1,136)
JP Morgan & Chase Co.	3/4/2024	USD	167,300	NZD	274,600	—	(109)
RBC Capital Markets	3/4/2024	USD	226,119	PHP	12,710,600	—	(27)
JP Morgan & Chase Co.	3/4/2024	USD	377,542	PLN	1,505,600	—	(511)
Goldman Sachs & Co.	3/4/2024	USD	360,071	QAR	1,313,000	533	—
Goldman Sachs & Co.	3/4/2024	USD	1,636,136	SAR	6,136,000	—	(76)
Bank of America	3/4/2024	USD	225,015	SEK	2,322,000	—	(984)
JP Morgan & Chase Co.	3/4/2024	USD	2,813,182	SEK	29,109,400	—	(4,642)
Goldman Sachs & Co.	3/4/2024	USD	1,116,243	SGD	1,500,900	—	(584)
Goldman Sachs & Co.	3/4/2024	USD	645,404	THB	23,121,600	—	(506)
Goldman Sachs & Co.	3/4/2024	USD	247,176	TRY	7,741,500	—	(442)
Goldman Sachs & Co.	3/4/2024	USD	1,116,195	ZAR	21,412,800	—	(168)
Goldman Sachs & Co.	3/4/2024	ZAR	21,412,800	USD	1,148,309	32,282	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationb	Unrealized Depreciationb
JP Morgan & Chase Co.	3/5/2024	BRL	1,234,000	USD	249,094	$992	$—
RBC Capital Markets	3/5/2024	BRL	9,914,200	USD	2,001,990	8,686	—
Goldman Sachs & Co.	3/5/2024	CLP	164,287,700	USD	175,821	5,807	—
JP Morgan & Chase Co.	3/5/2024	COP	156,011,000	USD	39,608	—	(105)
JP Morgan & Chase Co.	3/5/2024	IDR	11,642,745,900	USD	737,863	—	(2,906)
Goldman Sachs & Co.	3/5/2024	INR	360,308,700	USD	4,332,664	—	(12,069)
Goldman Sachs & Co.	3/5/2024	INR	12,737,000	USD	153,211	—	(377)
JP Morgan & Chase Co.	3/5/2024	INR	183,889,700	USD	2,211,781	—	(5,628)
RBC Capital Markets	3/5/2024	MYR	2,465,200	USD	521,791	2,131	—
Goldman Sachs & Co.	3/5/2024	TWD	192,585,000	USD	6,174,575	77,784	—
Goldman Sachs & Co.	3/5/2024	TWD	5,825,000	USD	186,762	2,356	—
JP Morgan & Chase Co.	3/5/2024	USD	58,752	BRL	291,000	—	(245)
JP Morgan & Chase Co.	3/5/2024	USD	189,746	BRL	943,000	—	(151)
RBC Capital Markets	3/5/2024	USD	1,994,903	BRL	9,914,200	—	(1,598)
Goldman Sachs & Co.	3/5/2024	USD	169,892	CLP	164,287,700	123	—
JP Morgan & Chase Co.	3/5/2024	USD	39,721	COP	156,011,000	—	(8)
JP Morgan & Chase Co.	3/5/2024	USD	740,538	IDR	11,642,745,900	231	—
Goldman Sachs & Co.	3/5/2024	USD	4,498,863	INR	373,045,700	—	(542)
JP Morgan & Chase Co.	3/5/2024	USD	2,217,649	INR	183,889,700	—	(240)
RBC Capital Markets	3/5/2024	USD	520,491	MYR	2,465,200	—	(831)
Goldman Sachs & Co.	3/5/2024	USD	6,278,797	TWD	198,410,000	2,400	—
Goldman Sachs & Co.	3/6/2024	EGP	830,000	USD	17,346	—	(8,511)
Goldman Sachs & Co.	3/6/2024	KRW	6,565,337,400	USD	4,924,126	—	(7,880)
Goldman Sachs & Co.	3/6/2024	USD	26,349	EGP	830,000	—	(492)
Goldman Sachs & Co.	3/6/2024	USD	4,668,540	KRW	6,218,495,400	2,912	—
Goldman Sachs & Co.	3/6/2024	USD	260,627	KRW	346,842,000	—	(72)
Goldman Sachs & Co.	4/2/2024	AED	148,000	USD	40,294	—	(3)
Goldman Sachs & Co.	4/2/2024	AED	1,727,000	USD	470,188	—	(33)
JP Morgan & Chase Co.	4/2/2024	CAD	233,000	USD	171,863	93	—
JP Morgan & Chase Co.	4/2/2024	CAD	14,728,500	USD	10,863,544	5,587	—
JP Morgan & Chase Co.	4/2/2024	ILS	1,156,800	USD	324,206	81	—
JP Morgan & Chase Co.	4/2/2024	ILS	224,000	USD	62,771	9	—
JP Morgan & Chase Co.	4/2/2024	JPY	233,267,000	USD	1,565,622	1,289	—
JP Morgan & Chase Co.	4/2/2024	JPY	3,114,898,700	USD	20,906,623	17,521	—
Goldman Sachs & Co.	4/2/2024	KWD	12,000	USD	39,050	—	(19)
Goldman Sachs & Co.	4/2/2024	KWD	92,000	USD	299,382	—	(144)
JP Morgan & Chase Co.	4/2/2024	MXN	18,763,000	USD	1,094,333	—	(531)
RBC Capital Markets	4/2/2024	PHP	12,710,600	USD	226,039	58	—
RBC Capital Markets	4/2/2024	PHP	2,595,000	USD	46,225	89	—
Goldman Sachs & Co.	4/2/2024	QAR	1,313,000	USD	359,943	—	(582)
Goldman Sachs & Co.	4/2/2024	SAR	414,000	USD	110,350	—	—
Goldman Sachs & Co.	4/2/2024	SAR	6,136,000	USD	1,635,525	2	—
Goldman Sachs & Co.	4/2/2024	SGD	1,500,900	USD	1,117,648	508	—
Goldman Sachs & Co.	4/2/2024	THB	23,121,600	USD	646,125	—	(336)
Goldman Sachs & Co.	4/2/2024	TRY	7,741,500	USD	239,085	566	—
Goldman Sachs & Co.	4/2/2024	TRY	1,192,000	USD	36,792	66	—
Morgan Stanley Capital	4/3/2024	AUD	239,000	USD	155,770	248	—
Morgan Stanley Capital	4/3/2024	AUD	10,313,200	USD	6,721,690	10,702	—
JP Morgan & Chase Co.	4/3/2024	BRL	401,000	USD	80,212	—	(165)
JP Morgan & Chase Co.	4/3/2024	BRL	943,000	USD	189,229	211	—
RBC Capital Markets	4/3/2024	BRL	9,914,200	USD	1,989,459	2,233	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationb	Unrealized Depreciationb
Bank of America	4/3/2024	CHF	86,000	USD	97,980	$363	$—
Bank of America	4/3/2024	CHF	7,964,700	USD	9,074,317	33,724	—
Goldman Sachs & Co.	4/3/2024	CLP	164,287,700	USD	169,630	—	(142)
JP Morgan & Chase Co.	4/3/2024	CNH	830,000	USD	115,395	—	(50)
JP Morgan & Chase Co.	4/3/2024	CNH	11,131,200	USD	1,547,558	—	(683)
JP Morgan & Chase Co.	4/3/2024	COP	156,011,000	USD	39,523	9	—
JP Morgan & Chase Co.	4/3/2024	CZK	1,736,400	USD	74,221	187	—
Bank of America	4/3/2024	DKK	21,695,700	USD	3,154,522	2,885	—
Bank of America	4/3/2024	DKK	1,768,000	USD	257,061	231	—
Goldman Sachs & Co.	4/3/2024	EGP	830,000	USD	21,615	22	—
Bank of America	4/3/2024	EUR	28,271,100	USD	30,631,030	31,719	—
Bank of America	4/3/2024	EUR	1,105,000	USD	1,197,222	1,222	—
Goldman Sachs & Co.	4/3/2024	GBP	68,000	USD	85,933	78	—
Goldman Sachs & Co.	4/3/2024	GBP	10,689,900	USD	13,524,723	27,987	—
RBC Capital Markets	4/3/2024	HKD	3,917,000	USD	500,746	—	(76)
RBC Capital Markets	4/3/2024	HKD	69,402,600	USD	8,872,596	—	(1,121)
JP Morgan & Chase Co.	4/3/2024	HUF	26,350,800	USD	72,327	—	(7)
JP Morgan & Chase Co.	4/3/2024	IDR	11,642,745,900	USD	739,833	—	(355)
Goldman Sachs & Co.	4/3/2024	KRW	6,218,495,400	USD	4,673,628	—	(4,926)
Goldman Sachs & Co.	4/3/2024	KRW	486,755,000	USD	364,572	—	(1,643)
RBC Capital Markets	4/3/2024	MYR	2,465,200	USD	520,491	—	(201)
Goldman Sachs & Co.	4/3/2024	NOK	6,101,700	USD	576,094	1,115	—
JP Morgan & Chase Co.	4/3/2024	NZD	274,600	USD	167,303	109	—
JP Morgan & Chase Co.	4/3/2024	PLN	1,505,600	USD	377,400	510	—
JP Morgan & Chase Co.	4/3/2024	SEK	1,796,000	USD	173,782	275	—
JP Morgan & Chase Co.	4/3/2024	SEK	29,109,400	USD	2,816,666	4,480	—
Goldman Sachs & Co.	4/3/2024	TWD	10,991,000	USD	347,503	—	(1,788)
Goldman Sachs & Co.	4/3/2024	TWD	198,410,000	USD	6,279,791	—	(25,626)
Goldman Sachs & Co.	4/3/2024	ZAR	21,412,800	USD	1,113,380	259	—
Goldman Sachs & Co.	4/4/2024	INR	373,045,700	USD	4,491,821	—	(1,692)
Goldman Sachs & Co.	4/4/2024	INR	23,468,000	USD	282,781	98	—
JP Morgan & Chase Co.	4/4/2024	INR	183,889,700	USD	2,214,818	—	(221)

Total unrealized appreciation (depreciation)						$1,915,967	$(250,747)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2024.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$140,565,693	$—	$0	$140,565,693
Preferred Stocks(a)	1,341,374	—	0	1,341,374
Rights(a)	—	484	—	484
Warrants(a)	22	—	0	22
Short-Term Investments(a)	3,267,401	—	—	3,267,401
Derivatives(b)
Forward Foreign Currency Contracts	—	1,915,967	—	1,915,967
Futures Contracts	125,041	—	—	125,041

TOTAL	$145,299,531	$1,916,451	$—	$147,215,982

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(250,747)	$—	$(250,747)

TOTAL	$—	$(250,747)	$—	$(250,747)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBAW-PH3

R-089711-1 (5/24) DBX005195 (5/24)